Victory Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments | December 31, 2025

Schedule of Investments  |  12/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.5%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)*
	Advanced Materials — 0.0%†
590,000	CoorsTek, Inc., Initial Term B Loan, 6.859% (Term SOFR + 300 bps), 10/28/32	$ 595,900
	Total Advanced Materials	$595,900

	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.831% (Term SOFR + 400 bps), 8/21/28	$ 246,504
1,160,588	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 5.73% (Term SOFR + 200 bps), 9/24/32	1,166,391
	Total Advertising Sales	$1,412,895

	Advertising Services — 0.0%†
544,000	Dotdash Meredith, Inc., Term B-2 Loan, 7.373% (Term SOFR + 350 bps), 6/17/32	$ 499,715
	Total Advertising Services	$499,715

	Aerospace & Defense — 0.0%†
1,496,250	TransDigm, Inc., New Tranche K Term Loan, 5.966% (Term SOFR + 225 bps), 3/22/30	$ 1,502,172
	Total Aerospace & Defense	$1,502,172

	Airlines — 0.0%†
1,024,021	AAdvantage Loyalty IP Ltd. (American Airlines), 2025 Replacement Term Loan, 6.134% (Term SOFR + 225 bps), 4/20/28	$ 1,027,093
	Total Airlines	$1,027,093

	Applications Software — 0.0%†
997,500	Clearwater Analytics LLC, Initial Term Loan, 6.21% (Term SOFR + 200 bps), 4/21/32	$ 999,370
780,137(b)	SS&C Technologies Holdings, Inc., Term B-8 Loan, 5/9/31	785,678
	Total Applications Software	$1,785,048

	Auto Parts & Equipment — 0.0%†
2,350,000(b)	American Axle & Manufacturing, Inc., Tranche C Term Loan, 7.037% (Term SOFR + 325 bps), 2/24/32	$ 2,354,895
	Total Auto Parts & Equipment	$2,354,895

1Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Auto Repair Centers — 0.0%†
1,000,000	Valvoline, Inc., Term Loan B, 5.873% (Term SOFR + 200 bps), 12/1/32	$ 1,006,875
	Total Auto Repair Centers	$1,006,875

	Auto-Truck Trailers — 0.0%†
1,443,750	Novae LLC, Tranche B Term Loan, 8.822% (Term SOFR + 500 bps), 12/22/28	$ 1,358,930
	Total Auto-Truck Trailers	$1,358,930

	Batteries/Battery Systems — 0.0%†
1,755,100	Energizer Holdings, Inc., Initial Term Loan, 5.734% (Term SOFR + 200 bps), 3/19/32	$ 1,759,488
	Total Batteries/Battery Systems	$1,759,488

	Beverages — 0.0%†
980,100	Primo Brands Corp., First Lien 2025 Refinancing Term Loan, 5.922% (Term SOFR + 225 bps), 3/31/28	$ 983,503
	Total Beverages	$983,503

	Building Production — 0.1%
1,484,780	Knife River Corp., Initial Tranche B Term Loan, 5.738% (Term SOFR + 200 bps), 3/8/32	$ 1,494,060
487,603	Koppers, Inc., Term B-2 Loan, 6.22% (Term SOFR + 250 bps), 4/10/30	486,384
1,985,000	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 5.966% (Term SOFR + 225 bps), 2/10/32	1,993,436
	Total Building Production	$3,973,880

	Building-Heavy Construction — 0.0%†
1,344,611	Arcosa, Inc., 2025 Refinancing Term Loan, 5.716% (Term SOFR + 200 bps), 10/1/31	$ 1,354,277
	Total Building-Heavy Construction	$1,354,277

	Cable & Satellite Television — 0.1%
2,864,467	Charter Communications Operating LLC, Term B-5 Loan, 6.235% (Term SOFR + 225 bps), 12/15/31	$ 2,869,342
651,900	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.352% (Term SOFR + 525 bps), 8/2/29	655,211
1,025,000	Virgin Media Bristol LLC, Facility Q, 7.115% (Term SOFR + 325 bps), 1/31/29	1,028,203
	Total Cable & Satellite Television	$4,552,756

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/252

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — 0.0%†
2,500,308	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.966% (Term SOFR + 225 bps), 2/6/31	$ 2,481,556
	Total Casino Services	$2,481,556

	Chemicals-Diversified — 0.1%
810,562	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.066% (Term SOFR + 425 bps), 4/2/29	$ 575,499
350,962	Ineos Quattro Holdings UK Ltd., 2031 Tranche B Dollar Term Loan, 7.966% (Term SOFR + 425 bps), 10/7/31	238,654
1,723,805	Ineos US Finance LLC, 2031 Dollar Term Loan, 6.716% (Term SOFR + 300 bps), 2/7/31	1,391,972
2,424,000	SCIL IV LLC, Facility B2, 7.788% (Term SOFR + 400 bps), 11/8/32	2,432,334
	Total Chemicals-Diversified	$4,638,459

	Chemicals-Specialty — 0.1%
1,793,132	Mativ Holdings, Inc., Term B Loan, 7.581% (Term SOFR + 375 bps), 4/20/28	$ 1,784,166
1,080,090	Minerals Technologies, Inc., Term B Loan, 5.716% (Term SOFR + 200 bps), 11/26/31	1,084,140
1,256,467	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 6.672% (Term SOFR + 300 bps), 6/20/31	1,247,240
1,896,300	Qnity Electronics, Inc., Initial Term Loan, 5.698% (Term SOFR + 200 bps), 11/1/32	1,907,361
1,100,000	Solstice Advanced Materials, Inc., Term B Loan, 5.593% (Term SOFR + 175 bps), 10/29/32	1,107,563
	Total Chemicals-Specialty	$7,130,470

	Commercial Services — 0.1%
1,940,000	ION Platform Finance US, Inc., Initial Dollar Term Loan, 7.422% (Term SOFR + 375 bps), 10/7/32	$ 1,826,995
508,098	Jupiter Buyer, Inc., Initial Term Loan, 7.922% (Term SOFR + 425 bps), 11/1/31	514,449
2,701,144	Trans Union LLC, 2024 Refinancing Term B-8 Loan, 5.466% (Term SOFR + 175 bps), 6/24/31	2,709,247
623,438	Vestis Corp., Term B-1 Loan, 6.072% (Term SOFR + 225 bps), 2/22/31	574,082
2,678,757	WEX, Inc., Term B-3 Loan, 5.466% (Term SOFR + 175 bps), 3/5/32	2,682,441
	Total Commercial Services	$8,307,214

3Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Computer Services — 0.1%
1,723,859	Ahead DB Holdings LLC, First Lien Term B-5 Loan, 6.172% (Term SOFR + 250 bps), 2/1/31	$ 1,725,655
1,980,000	CACI International, Inc., Tranche B Term Loan, 5.466% (Term SOFR + 175 bps), 10/30/31	1,983,712
2,334,143	Pitney Bowes, Inc., Tranche B Term Loan, 7.422% (Term SOFR + 375 bps), 3/19/32	2,325,390
1,360,717	Smartronix LLC, Term Loan, 8.216% (Term SOFR + 450 bps), 2/6/32	1,343,709
	Total Computer Services	$7,378,466

	Computer Software — 0.0%†
240,625	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 7.581% (Term SOFR + 375 bps), 10/16/28	$ 221,706
	Total Computer Software	$221,706

	Computers-Memory Devices — 0.0%†
1,166,750	SanDisk Corp., Term B Loan, 6.857% (Term SOFR + 300 bps), 2/20/32	$ 1,175,500
	Total Computers-Memory Devices	$1,175,500

	Consulting Services — 0.1%
2,712,849	First Advantage Holdings LLC, First Lien Term B-3 Loan, 6.466% (Term SOFR + 275 bps), 10/31/31	$ 2,691,230
	Total Consulting Services	$2,691,230

	Containers-Metal & Glass — 0.0%†
1,690,000	Owens-Brockway Glass Container, Inc. (aka Owens- Illinois Group, Inc), Tranche B-1 Term Loan B Facility, 6.838% (Term SOFR + 300 bps), 9/30/32	$ 1,706,636
	Total Containers-Metal & Glass	$1,706,636

	Cruise Lines — 0.0%†
1,732,456	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.716% (Term SOFR + 300 bps), 5/1/31	$ 1,738,412
	Total Cruise Lines	$1,738,412

	Disposable Medical Products — 0.0%†
877,131	Medline Borrower LP, 2030 Refinancing Term Loan, 5.466% (Term SOFR + 175 bps), 10/23/30	$ 881,321
	Total Disposable Medical Products	$881,321

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/254

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution & Wholesale — 0.1%
2,136,000	Gloves Buyer, Inc., Initial Term Loan, 7.716% (Term SOFR + 400 bps), 5/21/32	$ 2,129,325
1,798,682	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 6.466% (Term SOFR + 275 bps), 8/1/30	1,807,114
	Total Distribution & Wholesale	$3,936,439

	Electric-Generation — 0.1%
1,366,700	Alpha Generation LLC, Initial Term B Loan, 5.716% (Term SOFR + 200 bps), 9/30/31	$ 1,372,679
806,788	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.966% (Term SOFR + 525 bps), 4/3/28	814,184
1,122,518	Long Ridge Energy LLC, Term B Advance, 8.172% (Term SOFR + 450 bps), 2/19/32	1,112,695
536,068	Vistra Operations Company LLC, 2018 Incremental Term Loan, 5.466% (Term SOFR + 175 bps), 12/20/30	539,352
	Total Electric-Generation	$3,838,910

	Electric-Integrated — 0.0%†
750,000	Talen Energy Supply LLC, 2025-1 Incremental Term B Loan, 5.672% (Term SOFR + 200 bps), 11/25/32	$ 752,266
	Total Electric-Integrated	$752,266

	Energy-Alternate Sources — 0.0%†
1,995,000	Bayonne Energy Center LLC, Term B Advance, 6.672% (Term SOFR + 300 bps), 10/1/32	$ 2,008,716
	Total Energy-Alternate Sources	$2,008,716

	Engines — 0.0%†
2,005,000	INNIO Group Holding GmbH, USD Facility B2, 6.134% (Term SOFR + 225 bps), 11/2/28	$ 2,015,025
	Total Engines	$2,015,025

	Enterprise Software & Services — 0.0%†
2,068,605	Dayforce, Inc., First Amendment Refinancing Term Loan, 5.84% (Term SOFR + 200 bps), 3/1/31	$ 2,068,605
	Total Enterprise Software & Services	$2,068,605

	Entertainment Software — 0.0%†
1,303,148	Playtika Holding Corp., Term B-1 Loan, 6.581% (Term SOFR + 275 bps), 3/13/28	$ 1,262,628
	Total Entertainment Software	$1,262,628

	Finance-Investment Banker — 0.1%
1,421,488	Citadel Securities LP, 2024-1 Term Loan, 5.672% (Term SOFR + 200 bps), 10/31/31	$ 1,430,373
5Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Finance-Investment Banker — (continued)
1,892,791	Hudson River Trading LLC, Term B-1 Loan, 6.486% (Term SOFR + 275 bps), 3/18/30	$ 1,903,674
3,960,516	Jane Street Group LLC, Seventh Amendment Extended Term Loan, 5.822% (Term SOFR + 200 bps), 12/15/31	3,947,521
1,710,720	Jefferies Finance LLC, Initial Term Loan, 6.50% (Term SOFR + 275 bps), 10/21/31	1,701,097
	Total Finance-Investment Banker	$8,982,665

	Finance-Leasing Company — 0.0%†
1,198,044	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 5.484% (Term SOFR + 175 bps), 6/22/30	$ 1,207,029
	Total Finance-Leasing Company	$1,207,029

	Food-Miscellaneous/Diversified — 0.0%†
1,750,000	Froneri International Ltd., First Lien Facility B6, 6.122% (Term SOFR + 225 bps), 9/30/32	$ 1,752,079
	Total Food-Miscellaneous/Diversified	$1,752,079

	Gambling (Non-Hotel) — 0.0%†
1,347,500	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 5.422% (Term SOFR + 175 bps), 11/30/30	$ 1,345,395
571,020	Flutter Entertainment Plc, Third Incremental Term B Loan, 5.672% (Term SOFR + 200 bps), 6/4/32	571,021
	Total Gambling (Non-Hotel)	$1,916,416

	Hotels & Motels — 0.0%†
985,056	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 5.787% (Term SOFR + 200 bps), 1/17/31	$ 981,362
985,000	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 5.966% (Term SOFR + 225 bps), 4/1/31	983,769
	Total Hotels & Motels	$1,965,131

	Independent Power Producer — 0.1%
2,969,925	Lightning Power LLC, Initial Term B Loan, 5.966% (Term SOFR + 225 bps), 8/18/31	$ 2,989,413
	Total Independent Power Producer	$2,989,413

	Insurance Brokers — 0.0%†
2,382,804	HIG Finance 2 Ltd., 2025-2 Dollar Refinancing Term Loan, 6.466% (Term SOFR + 275 bps), 2/15/31	$ 2,391,316
	Total Insurance Brokers	$2,391,316

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/256

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Content — 0.0%†
1,211,562	MH Sub I LLC (Micro Holding Corp.), First Lien 2023 May Incremental Term Loan, 7.966% (Term SOFR + 425 bps), 5/3/28	$ 1,129,782
820,069	MH Sub I LLC (Micro Holding Corp.), First Lien 2024 December New Term Loan, 7.966% (Term SOFR + 425 bps), 12/31/31	705,992
	Total Internet Content	$1,835,774

	Internet Gambling — 0.1%
3,336,556	DraftKings, Inc., Term Loan B, 5.534% (Term SOFR + 175 bps), 3/4/32	$ 3,342,395
	Total Internet Gambling	$3,342,395

	Internet Security — 0.0%†
1,488,520	Gen Digital, Inc., Second Amendment Incremental Term B Loan, 5.466% (Term SOFR + 175 bps), 4/16/32	$ 1,491,156
636,667	Gen Digital, Inc., Tranche B-1 Term Loan, 5.466% (Term SOFR + 175 bps), 9/12/29	638,770
	Total Internet Security	$2,129,926

	Investment Management & Advisory Services — 0.0%†
746,241	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.688% (Term SOFR + 300 bps), 11/1/30	$ 751,184
960,368	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 6.716% (Term SOFR + 300 bps), 4/7/28	966,628
	Total Investment Management & Advisory Services	$1,717,812

	Lasers-System & Components — 0.0%†
1,000,000	Coherent Corp., Term B-3 Loan, 5.466% (Term SOFR + 175 bps), 7/2/29	$ 1,004,167
	Total Lasers-System & Components	$1,004,167

	Medical Diagnostic Imaging — 0.0%†
611,101(b)	Lumexa Imaging, Inc., Term Loan, 12/13/32	$ 614,347
	Total Medical Diagnostic Imaging	$614,347

	Medical Information Systems — 0.0%†
647,010	athenahealth Group, Inc., Initial Term Loan, 6.466% (Term SOFR + 275 bps), 2/15/29	$ 649,194
	Total Medical Information Systems	$649,194

7Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Medical Labs & Testing Services — 0.1%
2,930,733	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.216% (Term SOFR + 250 bps), 2/21/31	$ 2,948,684
846,408	Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.34% (Term SOFR + 250 bps), 5/30/31	852,756
1,292,625	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 7.987% (Term SOFR + 400 bps), 10/1/28	1,300,030
	Total Medical Labs & Testing Services	$5,101,470

	Medical-Drugs — 0.1%
2,000,000	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 5.966% (Term SOFR + 225 bps), 5/19/31	$ 1,934,500
790,780	Padagis LLC, Term B Loan, 8.949% (Term SOFR + 475 bps), 7/6/28	749,264
	Total Medical-Drugs	$2,683,764

	Medical-Generic Drugs — 0.0%†
1,227,572	Perrigo Company Plc, 2024 Refinancing Term B Loan, 5.716% (Term SOFR + 200 bps), 4/20/29	$ 1,235,244
	Total Medical-Generic Drugs	$1,235,244

	Medical-Hospitals — 0.0%†
942,130	EyeCare Partners LLC, Super-Priority Tranche B Term Loan, 4.97% (Term SOFR + 100 bps), 11/30/28	$ 418,463
959,153	Knight Health Holdings LLC, Term B Loan, 9.081% (Term SOFR + 525 bps), 12/23/28	318,918
	Total Medical-Hospitals	$737,381

	Metal-Aluminum — 0.1%
2,916,957	Novelis Holdings, Inc., Initial Term Loan, 5.422% (Term SOFR + 175 bps), 3/11/32	$ 2,928,806
	Total Metal-Aluminum	$2,928,806

	Oil Companies-Exploration & Production — 0.0%†
2,011,797	Hilcorp Energy I LP, Initial Loan, 5.736% (Term SOFR + 200 bps), 2/11/30	$ 2,016,827
	Total Oil Companies-Exploration & Production	$2,016,827

	Pipelines — 0.1%
2,067,234	Buckeye Partners LP, 2025 Tranche B-7 Term Loan, 5.466% (Term SOFR + 175 bps), 11/22/32	$ 2,080,872
1,220,595	WhiteWater DBR Holdco LLC, Term B-1 Loan, 5.938% (Term SOFR + 225 bps), 3/3/31	1,228,478
	Total Pipelines	$3,309,350

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/258

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Printing-Commercial — 0.1%
2,806,212	Verde Purchaser LLC, Initial Term Loan, 7.672% (Term SOFR + 400 bps), 11/30/30	$ 2,809,428
	Total Printing-Commercial	$2,809,428

	Property & Casualty Insurance — 0.1%
2,575,554	Asurion LLC, First Lien New B-11 Term Loan, 8.066% (Term SOFR + 425 bps), 8/19/28	$ 2,585,212
1,140,993	Asurion LLC, First Lien New B-12 Term Loan, 7.966% (Term SOFR + 425 bps), 9/19/30	1,142,277
992,500	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 6.216% (Term SOFR + 250 bps), 7/31/31	997,048
	Total Property & Casualty Insurance	$4,724,537

	Protection-Safety — 0.0%†
676,296	Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, 5.585% (Term SOFR + 175 bps), 3/7/32	$ 675,557
1,557,174	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.129% (Term SOFR + 200 bps), 10/13/30	1,561,409
	Total Protection-Safety	$2,236,966

	Publishing — 0.0%†
1,496,222	Cengage Learning, Inc., 2024 Refinancing Term Loan, 7.322% (Term SOFR + 350 bps), 3/24/31	$ 1,504,430
967,500	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.066% (Term SOFR + 525 bps), 4/9/29	855,754
	Total Publishing	$2,360,184

	Racetracks — 0.0%†
476,250	Churchill Downs, Inc., 2021 Incremental Term B Loan, 5.466% (Term SOFR + 175 bps), 3/17/28	$ 477,738
	Total Racetracks	$477,738

	Recreational Centers — 0.0%†
2,181,433	Fitness International LLC, Term B Loan, 8.216% (Term SOFR + 450 bps), 2/12/29	$ 2,190,977
	Total Recreational Centers	$2,190,977

9Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	REITS-Storage — 0.0%†
1,013,320	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 5.716% (Term SOFR + 200 bps), 1/31/31	$ 1,014,587
	Total REITS-Storage	$1,014,587

	Retail — 0.1%
2,068,110	Great Outdoors Group LLC, Term B-3 Loan, 6.966% (Term SOFR + 325 bps), 1/23/32	$ 2,082,975
908,971	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.184% (Term SOFR + 325 bps), 3/3/28	901,098
720,000	PetSmart LLC, Initial Term Loan, 7.734% (Term SOFR + 400 bps), 8/18/32	718,650
716,791	RVR Dealership Holdings LLC, Term Loan, 7.74% (Term SOFR + 375 bps), 2/8/28	694,168
	Total Retail	$4,396,891

	Security Services — 0.0%†
1,149,600	Allied Universal Holdco LLC (USAGM Holdco LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, 6.966% (Term SOFR + 325 bps), 8/20/32	$ 1,156,641
1,473,787	Garda World Security Corp., Twelfth Additional Term Loan, 6.75% (Term SOFR + 300 bps), 2/1/29	1,482,077
	Total Security Services	$2,638,718

	Telecom Services — 0.0%†
950,000	Windstream Services LLC, 2025 Term Loan, 7.716% (Term SOFR + 400 bps), 10/6/32	$ 954,750
	Total Telecom Services	$954,750

	Telephone-Integrated — 0.0%†
1,139,156	Level 3 Financing, Inc., Term B-4 Refinancing Loans, 6.966% (Term SOFR + 325 bps), 3/29/32	$ 1,143,606
	Total Telephone-Integrated	$1,143,606

	Theaters — 0.0%†
965,000	Live Nation Entertainment, Inc., Initial Term B Loan, 5.734% (Term SOFR + 200 bps), 10/21/32	$ 967,412
	Total Theaters	$967,412

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2510

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation Services — 0.0%†
1,436,867	Carriage Purchaser, Inc., Term B Loan, 7.216% (Term SOFR + 350 bps), 10/2/28	$ 1,446,746
	Total Transportation Services	$1,446,746

	Total Senior Secured Floating Rate Loan Interests (Cost $157,694,946)	$156,274,032

	Asset Backed Securities — 24.9% of Net Assets
68,991(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.065% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 68,395
190,369(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 4.065% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	188,252
388,079(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.095% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	381,028
1,266,669(a)	522 Funding CLO, Ltd., Series 2020-6A, Class XR, 4.81% (3 Month Term SOFR + 95 bps), 10/23/34 (144A)	1,266,634
4,850,000(a)	ABPCI Direct Lending Fund CLO 21 LLC, Series 2025-21A, Class A1, 5.64% (3 Month Term SOFR + 153 bps), 7/20/37 (144A)	4,863,551
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 9.634% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,016,532
4,250,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2RR, 5.458% (3 Month Term SOFR + 160 bps), 1/27/37 (144A)	4,159,586
5,228,058	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	5,368,293
3,958,727	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	3,975,361
2,609,443	ACHV ABS TRUST, Series 2024-2PL, Class A, 5.07%, 10/27/31 (144A)	2,624,010
1,786,588	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	1,802,332
1,447,368	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	1,448,394
4,589,042	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	4,587,244
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,596,371
11Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
416,080	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	$ 416,201
9,084,931	Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (144A)	9,098,178
21,517,175	Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45%, 10/15/30 (144A)	21,537,663
6,820,000(a)	AGL CLO 14, Ltd., Series 2021-14A, Class AR, 5.00% (3 Month Term SOFR + 113 bps), 12/2/34 (144A)	6,820,634
3,211,250(a)	AGL CLO 3 LTD, Series 2020-3A, Class XR, 4.855% (3 Month Term SOFR + 95 bps), 4/15/38 (144A)	3,211,915
3,300,000(a)	AGL Core CLO 27, Ltd., Series 2023-27A, Class XR, 4.639% (3 Month Term SOFR + 80 bps), 1/21/39 (144A)	3,300,571
5,187,294	Alloya Auto Receivables Trust, Series 2025-1A, Class A2, 4.78%, 10/25/27 (144A)	5,194,347
3,487,145	Ally Bank Auto Credit-Linked Notes Series, Series 2025-B, Class E, 6.164%, 9/15/33 (144A)	3,496,356
13,279,022	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	13,308,846
13,080,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82%, 10/12/29 (144A)	13,315,437
3,424,275	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	3,449,863
995,647	American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28 (144A)	997,777
5,359,671	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31 (144A)	5,429,039
2,571,430(a)	Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class XR2, 4.957% (3 Month Term SOFR + 110 bps), 7/22/37 (144A)	2,569,761
7,199,438(a)	Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 5.872% (SOFR30A + 180 bps), 2/25/55 (144A)	7,244,845
16,875,242(a)	Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.474% (SOFR30A + 160 bps), 12/25/55 (144A)	16,949,128
1,038,143	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,014,986
1,147,648	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,088,768
1,746,409	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	1,606,748
2,282,252	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	2,295,124
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2512

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92%, 5/15/29 (144A)	$ 5,996,465
5,008,350	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	5,042,363
15,000,000(a)	ASP PIF CLO I LLC, Series 2025-1A, Class A1, 5.14% (3 Month Term SOFR + 148 bps), 1/15/38 (144A)	15,001,500
250,000(a)	Assurant CLO Ltd., Series 2018-2A, Class D, 6.996% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	249,544
655,399	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	658,650
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,532,490
3,285,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.08%, 2/20/28 (144A)	3,237,253
5,750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.26%, 10/20/27 (144A)	5,797,289
2,720,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	2,756,769
6,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, 6/20/29 (144A)	6,404,602
6,500,000(a)	Bain Capital Credit CLO, Ltd., Series 2021-7A, Class A2R, 5.107% (3 Month Term SOFR + 125 bps), 1/22/35 (144A)	6,459,927
4,000,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-4A, Class XR, 4.994% (3 Month Term SOFR + 110 bps), 10/16/37 (144A)	3,999,908
4,250,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-6A, Class XR, 5.007% (3 Month Term SOFR + 115 bps), 1/22/38 (144A)	4,249,668
12,352,724(a)	Bardot CLO, Ltd., Series 2019-2A, Class ARR, 4.837% (3 Month Term SOFR + 98 bps), 10/22/32 (144A)	12,347,598
2,900,000(a)	Battery Park CLO, Ltd., Series 2019-1A, Class XR, 4.855% (3 Month Term SOFR + 95 bps), 7/15/36 (144A)	2,900,299
3,344,413(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 4.974% (SOFR30A + 110 bps), 12/26/31 (144A)	3,353,832
786,921(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 5.374% (SOFR30A + 150 bps), 12/26/31 (144A)	789,448
3,662,521(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.324% (SOFR30A + 145 bps), 6/25/47 (144A)	3,698,251
13Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,007,921	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	$ 2,012,786
6,630,000(a)	BCRED BSL Static CLO, Ltd., Series 2025-1A, Class AR, 5.541% (3 Month Term SOFR + 125 bps), 7/24/35 (144A)	6,643,233
5,387(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 4.746% (1 Month Term SOFR + 101 bps), 10/27/32	5,386
7,500,000(a)	Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class XR2, 5.055% (3 Month Term SOFR + 115 bps), 10/15/37 (144A)	7,499,850
1,634,863	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	1,713,616
2,722,057	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	2,782,254
2,523,151	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,395,754
15,563,333(a)	Blackrock Rainier CLO VI, Ltd., Series 2021-6A, Class XR, 5.134% (3 Month Term SOFR + 125 bps), 4/20/37 (144A)	15,519,258
2,889,718	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	2,914,058
2,057,621(a)	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 5.246% (3 Month Term SOFR + 134 bps), 7/15/31 (144A)	2,058,185
2,200,000(a)	BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class X, 4.917% (3 Month Term SOFR + 100 bps), 10/20/38 (144A)	2,199,958
1,170,690	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	1,179,151
371,953	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	374,491
3,465,895	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	3,526,293
18,251,131(a)	BRAVO Residential Funding Trust, Series 2025-HE1, Class A1, 5.224% (SOFR30A + 135 bps), 9/25/72 (144A)	18,238,014
6,134,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	6,152,525
18,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2019-1A, Class A1R, 5.585% (3 Month Term SOFR + 168 bps), 10/15/34 (144A)	18,445,425
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2514

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,850,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class XR, 4.952% (3 Month Term SOFR + 105 bps), 10/15/35 (144A)	$ 2,849,809
3,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2025-1A, Class D, 8.815% (3 Month Term SOFR + 491 bps), 4/15/36 (144A)	2,999,796
7,000,000(a)	BXDL Static CLO LLC, Series 2025-1A, Class A1, 5.618% (3 Month Term SOFR + 130 bps), 7/20/35 (144A)	6,990,095
135,308	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	131,705
1,700,363(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.334% (SOFR30A + 435 bps), 10/15/26 (144A)	1,700,285
525,712(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.184% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	525,702
4,000,000(a)	CarVal CLO IV, Ltd., Series 2021-1A, Class X, 4.734% (3 Month Term SOFR + 85 bps), 3/31/38 (144A)	4,000,628
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	975,374
1,003,024	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	995,291
4,000,000(a)	Cayuga Park CLO, Ltd., Series 2020-1A, Class XR2, 4.82% (3 Month Term SOFR + 90 bps), 10/17/38 (144A)	3,999,948
971,429(a)	Cedar Funding XIV CLO, Ltd., Series 2021-14A, Class X, 4.955% (3 Month Term SOFR + 105 bps), 10/15/37 (144A)	971,007
3,500,000(a)(c)	Cedar Funding XV CLO, Ltd., Series 2022-15A, Class XR, 4.96% (3 Month Term SOFR + 95 bps), 1/20/39 (144A)	3,500,000
3,761,202(a)	Centerstone SBA Trust, Series 2023-1, Class A, 7.60% (PRIME + 85 bps), 12/27/50 (144A)	3,756,087
4,750,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.255% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	4,750,579
6,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class B, 5.655% (3 Month Term SOFR + 175 bps), 1/15/34 (144A)	5,996,214
3,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class C, 6.005% (3 Month Term SOFR + 210 bps), 1/15/34 (144A)	2,997,063
4,000,000	Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A2, 4.02%, 4/15/34 (144A)	3,962,320
15Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,683,144(d)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	$ 3,639,537
1,079,520(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 5.234% (SOFR30A + 125 bps), 5/15/35 (144A)	1,083,337
1,527,645	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	1,543,785
2,308,157(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 5.084% (SOFR30A + 110 bps), 10/15/35 (144A)	2,317,585
1,413,493(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 4.754% (SOFR30A + 77 bps), 5/15/36 (144A)	1,414,367
2,973,422(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 5.246% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	2,982,632
1,642,156	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	1,659,859
85,647	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	84,311
24,244(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 5.296% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	24,182
364,703(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 4.696% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	361,162
351,319(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 4.496% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	346,677
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,414
310,167(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 4.346% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	306,972
583,789(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 4.416% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	576,329
231,614(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 4.646% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	229,585
558,632(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 4.746% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	550,919
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2516

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,972,497	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	$ 1,980,303
3,543,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	3,594,807
1,976,519	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	1,991,227
10,935,548	Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (144A)	11,050,922
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 6.046% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,449,137
4,740,000	DailyPay Securitization Trust, Series 2025-1A, Class A, 5.63%, 6/26/28 (144A)	4,768,267
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 5.705% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	10,705,893
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	31
371,578	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	373,678
1,831,915	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	1,842,116
5,621,406	Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 8/15/28	5,630,831
3,094,737(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 4.984% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	3,094,152
5,947,295(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.396% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	5,940,230
1,800,000(a)	Elmwood CLO I, Ltd., Series 2019-1A, Class XRR, 4.884% (3 Month Term SOFR + 100 bps), 4/20/37 (144A)	1,799,789
3,722,353	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	3,728,386
6,830,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	6,762,992
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,424,889
6,821,526	Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83%, 1/18/28	6,833,209
10,000,000	FCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.85%, 6/17/30 (144A)	10,112,924
17Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,672,012	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	$ 1,684,330
2,250,000	FHF Issuer Trust, Series 2024-3A, Class B, 5.04%, 2/17/31 (144A)	2,128,342
997,091	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	1,001,809
6,194,419(d)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	6,357,091
3,745,354(d)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	3,812,045
6,084,751(d)	FIGRE Trust, Series 2025-HE3, Class A, 5.56%, 5/25/55 (144A)	6,148,891
3,355,598(d)	FIGRE Trust, Series 2025-HE4, Class A, 5.408%, 7/25/55 (144A)	3,381,041
18,244,825(d)	FIGRE Trust, Series 2025-HE6, Class A, 5.044%, 9/25/55 (144A)	18,187,864
1,094,221	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	1,096,203
3,000,000(a)	Flatiron CLO 21, Ltd., Series 2021-1A, Class XR, 4.984% (3 Month Term SOFR + 110 bps), 10/19/37 (144A)	2,993,748
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	1,004,011
12,891,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 5.716% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	12,876,601
17,876,764(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class A1, 5.134% (3 Month Term SOFR + 125 bps), 4/20/33 (144A)	17,871,920
8,180,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.534% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	8,180,123
8,834,730(a)	Fortress Credit Opportunities XXXI CLO, Ltd., Series 2025-31A, Class A1, 5.384% (3 Month Term SOFR + 150 bps), 7/20/33 (144A)	8,828,113
13,340,000(a)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class A1, 5.727% (3 Month Term SOFR + 140 bps), 7/20/33 (144A)	13,344,669
3,980,000(a)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class B1, 6.177% (3 Month Term SOFR + 185 bps), 7/20/33 (144A)	3,972,796
3,960,000(a)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class C1, 6.927% (3 Month Term SOFR + 250 bps), 7/20/33 (144A)	3,962,606
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2518

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,179,166	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	$ 2,079,742
1,209,600	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,149,260
8,000,000(a)(c)	GCRED BSL CLO 1, Series 2025-BSL1A, Class A2, 0.01% (3 Month Term SOFR + 130 bps), 1/20/34 (144A)	8,000,000
4,123,312	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,162,681
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,745,119
5,540,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	6,001,866
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,232,882
1,846,290	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A2, 4.76%, 10/15/27 (144A)	1,847,023
4,281,758	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.68%, 12/15/27 (144A)	4,285,871
920,248	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	924,464
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,576,567
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	2,000,455
6,641,245	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71%, 4/15/30 (144A)	6,690,397
2,100,000(a)	Goldentree Loan Management US CLO 10, Ltd., Series 2021-10A, Class XR, 4.934% (3 Month Term SOFR + 105 bps), 10/20/37 (144A)	2,099,843
6,000,000(a)	Golub Capital Partners CLO 51M LP, Series 2021-51A, Class AR, 5.101% (3 Month Term SOFR + 120 bps), 5/5/36 (144A)	5,975,376
20,460,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.088% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	20,427,100
5,162,685(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 5.308% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,160,676
9,377,470(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 5.858% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	9,316,141
19Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
11,990,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 6.608% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	$ 12,008,393
669,660(a)	Gracie Point International Funding, Series 2023-2A, Class A, 6.447% (SOFR90A + 225 bps), 3/1/27 (144A)	670,299
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 5.89% (SOFR90A + 170 bps), 3/1/28 (144A)	5,003,774
12,500,000(a)	Gracie Point International Funding LLC, Series 2025-1A, Class A, 5.525% (SOFR30A + 150 bps), 8/15/28 (144A)	12,520,319
5,188,235(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class XR, 5.005% (3 Month Term SOFR + 110 bps), 7/15/37 (144A)	5,197,481
3,666,250(a)	Great Lakes CLO, Ltd., Series 2019-1A, Class X, 4.955% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	3,665,583
1,877,154	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A2, 4.93%, 6/25/60 (144A)	1,884,090
1,450,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class D, 5.56%, 6/25/60 (144A)	1,461,487
300,000(a)	Greywolf CLO IV, Ltd., Series 2019-1A, Class X, 4.992% (3 Month Term SOFR + 111 bps), 4/17/34 (144A)	299,992
6,929,102(e)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	6,982,056
17,638,185(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.474% (SOFR30A + 160 bps), 8/25/54 (144A)	17,675,377
11,274,668(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.374% (SOFR30A + 150 bps), 1/25/55 (144A)	11,292,119
3,115,145(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.424% (SOFR30A + 155 bps), 10/25/55 (144A)	3,122,520
22,799,954(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE2, Class A1, 5.424% (SOFR30A + 155 bps), 12/25/65 (144A)	22,899,581
9,057,477(d)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	9,135,707
4,414,733(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.319% (SOFR30A + 325 bps), 10/25/50 (144A)	4,568,105
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2520

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,636,829(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.25% (SOFR30A + 225 bps), 12/25/51 (144A)	$ 6,701,045
642,857(a)	HPS Loan Management 10-2016, Ltd., Series 10A-16, Class XR3, 4.834% (3 Month Term SOFR + 95 bps), 4/20/34 (144A)	642,883
3,585,288(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class C, 6.518% (SOFR30A + 260 bps), 10/20/32 (144A)	3,605,825
7,992,119	Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (144A)	8,059,880
16,156,204(a)	J.P. Morgan Mortgage Trust, Series 2025-HE2, Class A1, 5.158% (SOFR30A + 125 bps), 11/20/55 (144A)	16,180,735
3,776,689(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 5.668% (SOFR30A + 175 bps), 11/25/53 (144A)	3,786,729
7,608,357(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.618% (SOFR30A + 170 bps), 3/20/54 (144A)	7,637,241
4,886,121(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.518% (SOFR30A + 160 bps), 5/20/54 (144A)	4,901,981
7,226,280(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 5.118% (SOFR30A + 120 bps), 10/20/54 (144A)	7,230,296
10,143,476(a)	JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.118% (SOFR30A + 120 bps), 2/25/55 (144A)	10,143,432
20,258,917(a)	JP Morgan Mortgage Trust, Series 2025-HE1, Class A1, 5.068% (SOFR30A + 115 bps), 7/20/55 (144A)	20,244,671
22,679,336(a)	JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, 5.268% (SOFR30A + 135 bps), 3/20/56 (144A)	22,721,622
7,610,000(a)	Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 6.184% (SOFR30A + 220 bps), 10/15/29 (144A)	7,609,951
28,978	LAD Auto Receivables Trust, Series 2023-4A, Class A3, 6.10%, 12/15/27 (144A)	29,013
3,177,935	LAD Auto Receivables Trust, Series 2025-1A, Class A2, 4.60%, 12/15/27 (144A)	3,180,934
1,176,094(a)	Lake Shore MM CLO IV, Ltd., Series 2021-1A, Class XR, 5.205% (3 Month Term SOFR + 130 bps), 1/15/37 (144A)	1,175,775
21Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,450,000(a)	LCM 35, Ltd., Series 35A, Class BR, 5.555% (3 Month Term SOFR + 165 bps), 10/15/34 (144A)	$ 3,451,066
4,053,017	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	4,125,875
4,148,745	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	4,171,949
4,519,300	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	4,549,159
7,933,367	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/30 (144A)	7,933,743
2,037,052	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	2,040,120
3,770,000	Libra Solutions LLC, Series 2025-1A, Class A, 6.355%, 8/15/39 (144A)	3,797,726
4,075,011	Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/27 (144A)	4,082,101
1,113,298	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,062,096
4,000,000(a)	Magnetite XXII, Ltd., Series 2019-22A, Class X, 4.905% (3 Month Term SOFR + 100 bps), 7/15/36 (144A)	3,999,724
5,095,715	Marlette Funding Trust, Series 2025-1A, Class A, 4.75%, 7/16/35 (144A)	5,105,431
3,918,750(a)	MCF CLO 10, Ltd., Series 2023-1A, Class XR, 4.905% (3 Month Term SOFR + 100 bps), 4/15/37 (144A)	3,923,813
4,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER2, 10.884% (3 Month Term SOFR + 700 bps), 7/20/37 (144A)	4,499,595
3,800,000(a)	MCF CLO VII LLC, Series 2017-3A, Class XR2, 5.084% (3 Month Term SOFR + 120 bps), 7/20/37 (144A)	3,799,992
3,803,094	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	3,820,009
4,200,000	Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39 (144A)	4,213,649
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,718,268
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	9,762,410
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.094% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	8,277,126
5,300,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	5,336,744
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2522

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,580,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	$ 8,677,593
4,484,814	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31 (144A)	4,524,476
9,734,556(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 5.485% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	9,766,319
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 5.557% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	5,004,925
3,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class B, 5.927% (3 Month Term SOFR + 205 bps), 2/24/34 (144A)	2,976,108
8,460,000(a)	Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR, 5.13% (3 Month Term SOFR + 127 bps), 9/23/35 (144A)	8,454,949
4,000,000(a)	Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class X, 4.944% (3 Month Term SOFR + 100 bps), 10/23/37 (144A)	3,999,816
1,500,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class XR, 4.967% (3 Month Term SOFR + 100 bps), 10/15/38 (144A)	1,500,633
692,330	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	669,391
611,234(a)	National Collegiate Trust, Series 2007-A, Class A, 4.401% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	599,047
468,298	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	429,438
2,267,078(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 4.589% (SOFR30A + 71 bps), 12/26/69 (144A)	2,236,072
1,712,964(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 4.439% (SOFR90A + 36 bps), 3/23/37	1,700,892
464,266	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	438,815
2,374,915(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 4.538% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	2,364,497
1,500,000(a)	New Mountain CLO 1, Ltd., Series CLO-1A, Class X, 4.855% (3 Month Term SOFR + 95 bps), 1/15/38 (144A)	1,499,968
23Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,700,000(a)	Newday Funding Master Issuer Plc, Series 2023-1A, Class A2, 5.468% (SOFR + 175 bps), 11/15/31 (144A)	$ 5,743,423
1,010,993(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 6.50% (PRIME - 25 bps), 12/25/48 (144A)	1,011,073
2,559,632(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25% (PRIME - 50 bps), 7/25/50 (144A)	2,583,016
9,280,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 4.864% (SOFR30A + 88 bps), 9/15/29 (144A)	9,322,924
1,243,683	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	1,250,319
2,368,420(a)	Northwoods Capital XI-B, Ltd., Series 2018-11BA, Class XR, 5.084% (3 Month Term SOFR + 120 bps), 7/19/37 (144A)	2,368,238
30,561(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.626% (1 Month Term SOFR + 89 bps), 5/25/33	30,152
8,442,462	NYCTL Trust, Series 2025-A, Class A, 4.84%, 11/10/38 (144A)	8,443,769
10,345,216(a)	OBX Trust, Series 2025-HE1, Class A1, 5.474% (SOFR30A + 160 bps), 2/25/55 (144A)	10,367,639
10,710,439(a)	OBX Trust, Series 2025-HE2, Class A1, 5.324% (SOFR30A + 145 bps), 8/25/55 (144A)	10,723,958
2,000,000(a)	OCP CLO, Ltd., Series 2017-14A, Class XR, 4.984% (3 Month Term SOFR + 110 bps), 7/20/37 (144A)	1,999,850
8,000,000(a)	Octagon 68, Ltd., Series 2023-1A, Class XR, 4.73% (3 Month Term SOFR + 85 bps), 10/20/38 (144A)	8,002,104
3,463,158(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 4.955% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	3,465,807
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,834,934
1,263	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	1,264
1,228,144	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	1,234,193
798,262	Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29 (144A)	798,569
2,194,973	Oportun Funding Trust, Series 2025-1, Class A, 4.96%, 8/16/32 (144A)	2,197,781
3,402,608	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	3,346,402
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2524

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
106,304	Oportun Issuance Trust, Series 2024-2, Class A, 5.86%, 2/9/32 (144A)	$ 106,316
3,240,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	3,247,329
19,670,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	19,669,829
8,000,000	Oportun Issuance Trust, Series 2025-B, Class A, 4.88%, 5/9/33 (144A)	8,029,647
8,000,000	Oportun Issuance Trust, Series 2025-B, Class B, 5.28%, 5/9/33 (144A)	8,011,587
346,972	Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27 (144A)	346,979
2,424,220(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 5.751% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,422,307
250,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A2R, 6.051% (3 Month Term SOFR + 216 bps), 8/20/33 (144A)	250,179
5,545,527(a)	OWL Rock CLO XXI LLC, Series 2025-21A, Class A, 5.265% (3 Month Term SOFR + 140 bps), 7/24/34 (144A)	5,531,281
3,290,000(a)	OWL Rock CLO XXI LLC, Series 2025-21A, Class B, 5.765% (3 Month Term SOFR + 190 bps), 7/24/34 (144A)	3,268,691
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,400,949
3,435,182	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	3,345,916
520,372	Pagaya Ai Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32 (144A)	521,747
8,000,000	Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2, 4.497%, 4/15/33 (144A)	8,005,645
2,289,917	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	2,301,129
4,270,723	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	4,298,510
3,676,620	Pagaya AI Debt Grantor Trust, Series 2024-11, Class A, 5.092%, 7/15/32 (144A)	3,693,195
3,571,504(d)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.39%, 7/15/32 (144A)	3,590,148
1,543,969	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	1,552,986
1,733,426(d)	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A, 5.156%, 7/15/32 (144A)	1,748,137
25Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,030,933	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32 (144A)	$ 1,039,682
9,750,000	Pagaya AI Debt Grantor Trust, Series 2025-7, Class A2, 4.529%, 5/15/33 (144A)	9,754,934
17,898,981	Pagaya AI Debt Grantor Trust, Series 2025-R3, Class A, 4.841%, 1/18/33 (144A)	17,916,960
2,725,195	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	2,732,183
5,126,838	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	5,142,611
2,562,792	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	2,571,819
815,666(d)	Pagaya AI Debt Trust, Series 2024-2, Class AB, 6.455%, 8/15/31 (144A)	818,056
5,035,898	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	5,055,662
3,725,420	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	3,737,575
7,556,843	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	7,584,436
5,480,000	Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.705%, 6/15/32 (144A)	5,513,971
1,263,158(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 5.052% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,266,126
1,539,147	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	1,536,215
564,328	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	562,601
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,778,570
2,461,034	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	2,496,561
9,400,326	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	9,638,108
4,811,284	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	4,864,286
4,890,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A1RN, 5.234% (3 Month Term SOFR + 135 bps), 4/20/34 (144A)	4,885,144
4,400,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2R, 5.334% (3 Month Term SOFR + 145 bps), 4/20/34 (144A)	4,392,366
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2526

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
15,250,000(a)	PFS Financing Corp., Series 2025-A, Class A, 4.634% (SOFR30A + 65 bps), 1/15/29 (144A)	$ 15,261,767
14,300,000(a)	Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.815% (3 Month Term SOFR + 94 bps), 5/18/34 (144A)	14,279,665
13,000,000(a)	Post CLO, Ltd., Series 2021-1A, Class AR, 4.985% (3 Month Term SOFR + 108 bps), 10/15/34 (144A)	12,974,312
1,556,908	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	1,563,631
3,224,488	Post Road Equipment Finance LLC, Series 2025-1A, Class A2, 4.90%, 5/15/31 (144A)	3,249,593
542,857(a)	PPM CLO 6-R, Ltd., Series 2022-6RA, Class X, 5.384% (3 Month Term SOFR + 150 bps), 1/20/37 (144A)	542,846
3,240,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	3,139,703
1,411,576(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 5.092% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	1,408,067
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,770,731
2,833,333(a)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 4.955% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	2,833,271
340,376(e)	RCKT Mortgage Trust, Series 2024-CES7, Class A1A, 5.158%, 10/25/44 (144A)	341,451
4,167,813	RCKT Trust, Series 2025-1A, Class A, 4.90%, 7/25/34 (144A)	4,179,180
6,119,363	RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/34 (144A)	6,125,496
11,070,248	Reach ABS Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	11,147,152
1,453,756	Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31 (144A)	1,459,708
8,242,183	Reach ABS Trust, Series 2025-1A, Class A, 4.96%, 8/16/32 (144A)	8,266,703
4,815,850	Reach ABS Trust, Series 2025-2A, Class A, 4.93%, 8/18/32 (144A)	4,835,016
841,180(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 6.25% (PRIME - 50 bps), 12/27/44 (144A)	840,611
5,906,427(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME + 7 bps), 4/25/48 (144A)	5,986,926
10,000,000(a)	Recette CLO, Ltd., Series 2015-1A, Class AR3, 4.889% (3 Month Term SOFR + 103 bps), 4/20/34 (144A)	10,001,150
27Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,114,286(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 4.932% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	$ 1,113,904
529,412(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 4.806% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	528,750
3,533,333(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 4.882% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	3,527,482
6,240,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	6,288,421
4,111,695	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	4,119,436
5,156,250(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 7.865% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	5,188,219
1,203,087	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,205,365
4,906,596	SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 9/10/29 (144A)	4,897,836
2,000,000	SAFCO Auto Receivables Trust, Series 2025-1A, Class B, 5.63%, 10/10/30 (144A)	1,984,585
4,542,648(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	4,596,865
21,098,482(a)	Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, 5.704% (SOFR30A + 175 bps), 6/25/55 (144A)	21,132,058
12,665,906(a)	Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554% (1 Month Term SOFR + 160 bps), 10/25/55 (144A)	12,702,950
4,726,990	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	4,773,265
69,133	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	69,002
636,366	Santander Drive Auto Receivables Trust, Series 2023-2, Class B, 5.24%, 5/15/28	637,523
10,916,207	SCCU Auto Receivables Trust, Series 2025-1A, Class A2, 4.67%, 11/15/28 (144A)	10,945,536
2,638,299	SCF Equipment Trust LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30 (144A)	2,647,143
1,000,000(a)	Sculptor CLO XXVII, Ltd., Series 27A, Class XR, 4.734% (3 Month Term SOFR + 85 bps), 7/20/34 (144A)	1,000,041
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2528

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Sculptor CLO XXX, Ltd., Series 30A, Class XR, 4.934% (3 Month Term SOFR + 105 bps), 7/20/38 (144A)	$ 3,002,289
1,867,253	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (144A)	1,883,606
133,055	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	132,794
8,000,000(a)	Signal Peak CLO 4, Ltd., Series 2017-4A, Class AR2, 4.978% (3 Month Term SOFR + 112 bps), 10/26/34 (144A)	7,997,752
1,500,000(a)	Signal Peak CLO 4, Ltd., Series 2017-4A, Class XR2, 4.708% (3 Month Term SOFR + 85 bps), 10/26/34 (144A)	1,500,438
533,333(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 5.196% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	533,295
3,555,556(a)	Silver Rock CLO IV, Ltd., Series 2024-4A, Class X, 5.084% (3 Month Term SOFR + 120 bps), 10/20/37 (144A)	3,555,282
2,400,000(a)	Sixth Street CLO IX, Ltd., Series 2017-9A, Class X, 4.82% (3 Month Term SOFR + 95 bps), 7/21/37 (144A)	2,399,981
1,550,000(a)	Sixth Street CLO XII, Ltd., Series 2018-12A, Class XR2, 4.57% (3 Month Term SOFR + 80 bps), 1/17/39 (144A)	1,550,000
1,926,902(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.225% (3 Month Term SOFR + 50 bps), 12/16/41	1,909,039
758,958(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 4.585% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	758,294
3,529,780(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 5.784% (SOFR30A + 180 bps), 10/16/56 (144A)	3,600,463
4,572,761(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 5.524% (SOFR30A + 155 bps), 11/15/52 (144A)	4,618,416
6,500,614	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 6/25/34 (144A)	6,538,105
4,249,832(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class A, 5.296% (3 Month Term SOFR + 141 bps), 7/18/31 (144A)	4,250,945
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 7.72% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	3,002,568
29Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,416,908(a)	Sound Point CLO XX, Ltd., Series 2018-2A, Class A, 5.22% (3 Month Term SOFR + 136 bps), 7/26/31 (144A)	$ 1,417,436
919,377	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	868,565
993,765(a)	STAR Trust, Series 2022-SFR3, Class A, 5.40% (1 Month Term SOFR + 165 bps), 5/17/39 (144A)	995,425
23,400,000(a)	STAR Trust, Series 2025-SFR6, Class A, 5.151% (1 Month Term SOFR + 140 bps), 8/17/42 (144A)	23,466,706
14,000,000(a)	Starwood LLC, Series 2024-SIF4A, Class A, 5.582% (3 Month Term SOFR + 170 bps), 10/17/36 (144A)	14,013,356
2,390,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.382% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	2,394,861
10,110,000(a)	Starwood LLC, Series 2025-SIF5A, Class A, 5.455% (3 Month Term SOFR + 155 bps), 4/15/37 (144A)	10,133,111
2,130,000(a)	Starwood LLC, Series 2025-SIF5A, Class D, 7.505% (3 Month Term SOFR + 360 bps), 4/15/37 (144A)	2,136,030
1,002,476	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	978,562
1,914,945	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	1,990,540
5,500,000(a)(c)	Symphony CLO 36, Ltd., Series 2025-52A, Class XR, 4.911% (3 Month Term SOFR + 90 bps), 1/20/36 (144A)	5,500,000
651,933(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 5.115% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	651,873
2,930,000(a)	Tiaa CLO III, Ltd., Series 2025-52A, Class B, 5.655% (3 Month Term SOFR + 176 bps), 1/16/31 (144A)	2,928,535
1,265,683	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,260,225
2,325,105(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 4.896% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	2,324,870
12,919,271(d)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	12,989,376
5,874,700(d)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	5,924,488
10,291,502(e)	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.122%, 9/25/64 (144A)	10,302,486
9,950,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 5.126% (SOFR + 140 bps), 11/15/27 (144A)	9,950,040
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2530

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000(a)	Trestles CLO IV, Ltd., Series 2021-4A, Class X, 4.691% (3 Month Term SOFR + 90 bps), 10/30/38 (144A)	$ 3,999,592
986,725(f)	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	972,145
1,551,654(f)	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,523,427
1,449,414(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	1,420,834
3,750,000(f)	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,122,248
2,218,963(f)	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	2,143,107
4,744,552(f)	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28 (144A)	4,317,434
21,576,818(f)	Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94%, 2/15/29 (144A)	12,918,632
5,320,000(f)	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	803,623
18,218,035(f)	Tricolor Auto Securitization Trust, Series 2025-2A, Class A, 5.12%, 1/16/29 (144A)	11,455,275
11,369,000	Tricon American Homes, Series 2020-SFR1, Class F, 4.882%, 7/17/38 (144A)	11,316,255
500,000(a)	Trimaran CAVU, Ltd., Series 2022-2A, Class XR, 4.834% (3 Month Term SOFR + 95 bps), 3/27/38 (144A)	499,996
12,000,000(a)	Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2, 4.918% (3 Month Term SOFR + 106 bps), 1/25/35 (144A)	11,975,940
1,035,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 5.096% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	1,034,932
4,959,619(a)	TSTAT, Ltd., Series 2022-1A, Class A2RR, 5.284% (3 Month Term SOFR + 140 bps), 7/20/37 (144A)	4,959,614
8,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class C, 6.484% (3 Month Term SOFR + 260 bps), 10/20/35 (144A)	7,924,240
5,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class D, 8.134% (3 Month Term SOFR + 425 bps), 10/20/35 (144A)	4,912,425
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,210,083
3,815,156	Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class A, 6.11%, 6/15/32 (144A)	3,862,158
223,165	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	223,220
31Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,440,440	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34 (144A)	$ 2,450,230
4,716,141	Upstart Securitization Trust, Series 2025-2, Class A2, 5.22%, 6/20/35 (144A)	4,739,937
5,206,000	Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 9/20/35 (144A)	5,217,813
11,212,581	Upstart Securitization Trust, Series 2025-4, Class A1, 4.344%, 11/20/26 (144A)	11,217,448
15,000,000	Upstart Securitization Trust, Series 2025-4, Class A2, 4.56%, 11/20/35 (144A)	15,023,931
6,431,312(a)	US Bank C&I Credit-Linked Notes Series, Series 2025-SUP2, Class B2, 5.224% (SOFR30A + 135 bps), 9/25/32 (144A)	6,390,055
2,296,897(a)	US Bank C&I Credit-Linked Notes Series, Series 2025-SUP2, Class D, 6.074% (SOFR30A + 220 bps), 9/25/32 (144A)	2,299,197
377,601	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	381,466
3,610,653	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	3,620,599
415,958	USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28 (144A)	418,558
10,680,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1RR, 5.014% (3 Month Term SOFR + 113 bps), 1/20/34 (144A)	10,664,802
2,192,560	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	2,231,271
1,793,348	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	1,798,335
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,058,155
721,601	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	723,472
5,940,719	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.31%, 9/15/28 (144A)	5,961,039
456,664	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	457,744
2,507,515(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	2,537,996
28,851,033(e)	Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.297%, 11/25/55 (144A)	28,890,282
547,716(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 5.096% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	547,590
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2532

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,555,556(a)	Voya CLO, Ltd., Series 2019-1A, Class X, 5.105% (3 Month Term SOFR + 120 bps), 10/15/37 (144A)	$ 3,556,092
3,428,571(a)	Voya CLO, Ltd., Series 2024-6A, Class X, 4.984% (3 Month Term SOFR + 110 bps), 1/20/38 (144A)	3,428,314
3,947,368(a)	Wellfleet CLO, Ltd., Series 2022-1A, Class XR, 5.105% (3 Month Term SOFR + 120 bps), 7/15/37 (144A)	3,949,433
384,349	Westgate Resorts LLC, Series 2022-1A, Class A, 1.788%, 8/20/36 (144A)	381,869
651,598	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	646,186
2,432,073	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	2,484,550
5,310,013	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	5,400,871
2,613,935	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	2,617,217
6,250,000	Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 2/15/28 (144A)	6,269,225
2,760,375(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 4.564% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	2,767,526
7,000,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1, 4.08%, 9/18/40 (144A)	7,018,448
5,874,983	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,686,410
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.126% (1 Month Term SOFR + 39 bps), 5/25/28	4,144
1,600,000(a)	Wind River CLO, Ltd., Series 2023-1A, Class XR, 5.008% (3 Month Term SOFR + 115 bps), 7/25/38 (144A)	1,599,947
13,388,016(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.258% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	13,402,034
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.155% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,503,822
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.155% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	5,989,080
12,010,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 5.705% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	12,018,659
33Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
599,342(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.205% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	$ 599,485
8,000,000(a)	Zais CLO 16, Ltd., Series 2020-16A, Class A1R2, 5.014% (3 Month Term SOFR + 113 bps), 10/20/34 (144A)	7,988,560
	Total Asset Backed Securities (Cost $2,028,997,984)	$2,011,373,571

	Collateralized Mortgage Obligations—9.5% of Net Assets
4,262(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.967%, 6/25/30	$ 4,252
834,724(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.024% (SOFR30A + 215 bps), 8/25/34 (144A)	835,857
2,723,791(a)	Bellemeade Re, Ltd., Series 2025-1, Class M1A, 5.424% (SOFR30A + 155 bps), 10/25/35 (144A)	2,723,781
6,848,541(d)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class A, 3.00%, 3/25/35 (144A)	6,726,836
2,900,000(d)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	2,767,105
10,037,213(d)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	9,924,043
3,675,960(d)	CFMT LLC, Series 2024-HB15, Class A, 4.00%, 8/25/34 (144A)	3,663,775
6,144,015(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 5.074% (SOFR30A + 120 bps), 2/25/50 (144A)	6,090,695
1,590,216(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.224% (SOFR30A + 135 bps), 2/25/50 (144A)	1,559,826
915,579(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.424% (SOFR30A + 155 bps), 2/25/50 (144A)	899,574
12,114,421(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, 4.824% (SOFR30A + 95 bps), 1/25/45 (144A)	12,114,435
10,559,913(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1M1, 4.974% (SOFR30A + 110 bps), 1/25/45 (144A)	10,563,033
457,969(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 4.724% (SOFR30A + 85 bps), 12/25/41 (144A)	457,710
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2534

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,935,328(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 4.874% (SOFR30A + 100 bps), 12/25/41 (144A)	$ 1,933,508
137,154(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 5.074% (SOFR30A + 120 bps), 1/25/42 (144A)	137,112
14,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 6.874% (SOFR30A + 300 bps), 1/25/42 (144A)	14,252,379
1,210,534(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.374% (SOFR30A + 250 bps), 9/25/42 (144A)	1,226,990
5,636,937(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.274% (SOFR30A + 240 bps), 12/25/42 (144A)	5,748,952
2,747,575(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.174% (SOFR30A + 230 bps), 1/25/43 (144A)	2,801,316
1,362,601(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.374% (SOFR30A + 250 bps), 4/25/43 (144A)	1,375,666
2,091,618(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 5.574% (SOFR30A + 170 bps), 7/25/43 (144A)	2,099,824
597,664(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 5.824% (SOFR30A + 195 bps), 9/25/43 (144A)	600,485
2,173,676(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 4.924% (SOFR30A + 105 bps), 1/25/44 (144A)	2,170,959
2,018,540(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 4.974% (SOFR30A + 110 bps), 2/25/44 (144A)	2,017,288
5,908,356(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.024% (SOFR30A + 115 bps), 3/25/44 (144A)	5,912,177
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.824% (SOFR30A + 195 bps), 3/25/44 (144A)	10,420,691
22,119,203(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 4.874% (SOFR30A + 100 bps), 5/25/44 (144A)	22,133,034
35Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,648,861(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 4.974% (SOFR30A + 110 bps), 5/25/44 (144A)	$ 1,647,839
16,652,330(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 4.874% (SOFR30A + 100 bps), 7/25/44 (144A)	16,680,469
5,288,503(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 4.874% (SOFR30A + 100 bps), 7/25/44 (144A)	5,285,224
8,451,053(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.024% (SOFR30A + 115 bps), 9/25/44 (144A)	8,467,112
381,300(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 4.924% (SOFR30A + 105 bps), 9/25/44 (144A)	381,182
47,972(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, 4.874% (SOFR30A + 100 bps), 2/25/45 (144A)	48,045
4,302,664(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.024% (SOFR30A + 115 bps), 2/25/45 (144A)	4,308,677
4,660,251(a)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.324% (SOFR30A + 145 bps), 3/25/45 (144A)	4,682,499
4,168,279(a)	Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, 5.074% (SOFR30A + 120 bps), 5/25/45 (144A)	4,177,844
7,676,133(a)	Connecticut Avenue Securities Trust, Series 2025-R05, Class 2A1, 4.874% (SOFR30A + 100 bps), 7/25/45 (144A)	7,686,786
13,698,301(a)	Connecticut Avenue Securities Trust, Series 2025-R05, Class 2M1, 5.074% (SOFR30A + 120 bps), 7/25/45 (144A)	13,716,114
6,429,610(a)	Connecticut Avenue Securities Trust, Series 2025-R06, Class 1A1, 4.774% (SOFR30A + 90 bps), 9/25/45 (144A)	6,433,976
9,264,388(a)	Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, 4.824% (SOFR30A + 95 bps), 9/25/45 (144A)	9,269,346
1,041,059(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 7.324% (SOFR30A + 345 bps), 4/25/34 (144A)	1,044,094
1,511,881(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 5.865% (SOFR30A + 200 bps), 9/26/33 (144A)	1,514,032
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2536

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.815% (SOFR30A + 395 bps), 9/26/33 (144A)	$ 6,952,169
257,232(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 5.874% (SOFR30A + 200 bps), 1/25/51 (144A)	256,639
27,523(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 4.548% (SOFR30A + 56 bps), 12/15/28	27,503
16,179(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 4.448% (SOFR30A + 46 bps), 2/15/29	16,146
8,470(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 4.698% (SOFR30A + 71 bps), 4/15/28	8,473
12,468(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 5.048% (SOFR30A + 106 bps), 10/15/31	12,075
12,091(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 4.698% (SOFR30A + 71 bps), 11/15/31	12,110
26,987(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 4.698% (SOFR30A + 71 bps), 6/15/31	27,031
33,169(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 4.798% (SOFR30A + 81 bps), 3/15/32	33,294
64,904(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.098% (SOFR30A + 111 bps), 3/15/32	65,571
83,143(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.098% (SOFR30A + 111 bps), 3/15/32	83,967
54,837(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 5.098% (SOFR30A + 111 bps), 3/15/32	55,400
21,325(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 4.698% (SOFR30A + 71 bps), 9/15/32	21,355
15,784(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 4.448% (SOFR30A + 46 bps), 12/15/32	15,743
37Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
105,967(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 4.498% (SOFR30A + 51 bps), 1/15/33	$ 105,647
71,511(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 4.498% (SOFR30A + 51 bps), 2/15/33	71,296
29,955(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 4.648% (SOFR30A + 66 bps), 2/15/33	29,961
2,527(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 4.598% (SOFR30A + 61 bps), 12/15/32	2,524
39,745(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 5.639% (SOFR30A + 161 bps), 5/15/33	40,526
48,812(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 4.498% (SOFR30A + 51 bps), 6/15/33	48,628
26,274(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 5.098% (SOFR30A + 111 bps), 11/15/33	26,593
19,721(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.348% (SOFR30A + 36 bps), 1/15/35	19,628
122,395(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 4.438% (SOFR30A + 45 bps), 5/15/35	121,286
5,332(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 4.348% (SOFR30A + 36 bps), 8/15/35	5,326
19,884(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.348% (SOFR30A + 36 bps), 8/15/35	19,783
24,041(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 4.448% (SOFR30A + 46 bps), 11/15/35	23,822
10,942(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.398% (SOFR30A + 41 bps), 1/15/36	10,857
49,772(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 4.448% (SOFR30A + 46 bps), 2/15/36	49,346
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2538

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
99,315(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.398% (SOFR30A + 41 bps), 2/15/36	$ 98,396
35,131(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 4.398% (SOFR30A + 41 bps), 3/15/36	34,851
21,454(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 4.398% (SOFR30A + 41 bps), 4/15/36	21,282
75,241(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.518% (SOFR30A + 53 bps), 6/15/36	74,709
205,656(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 4.408% (SOFR30A + 42 bps), 6/15/36	203,637
122,167(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.598% (SOFR30A + 61 bps), 7/15/36	121,592
9,574(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 4.498% (SOFR30A + 51 bps), 7/15/36	9,506
90,511(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 4.518% (SOFR30A + 53 bps), 9/15/36	89,847
25,241(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 4.498% (SOFR30A + 51 bps), 9/15/36	25,044
94,703(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.448% (SOFR30A + 46 bps), 11/15/36	93,771
47,196(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.448% (SOFR30A + 46 bps), 11/15/36	46,744
81,923(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 4.348% (SOFR30A + 36 bps), 8/15/36	80,866
149,785(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 4.398% (SOFR30A + 41 bps), 1/15/37	148,005
61,903(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 4.338% (SOFR30A + 35 bps), 7/15/34	61,201
39Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,065(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 4.438% (SOFR30A + 45 bps), 5/15/37	$ 4,022
203,343(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 4.678% (SOFR30A + 69 bps), 10/15/37	202,890
19,622(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 4.718% (SOFR30A + 73 bps), 10/15/37	19,606
80,715(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 5.348% (SOFR30A + 136 bps), 5/15/37	82,378
121,724(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 4.798% (SOFR30A + 81 bps), 12/15/39	121,943
21,777(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 4.448% (SOFR30A + 46 bps), 7/15/40	21,716
9,423(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 4.448% (SOFR30A + 46 bps), 5/15/41	9,356
6(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.298% (SOFR30A + 31 bps), 8/15/26	6
13,086(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 4.448% (SOFR30A + 46 bps), 12/15/41	13,007
12,868,196(a)	Federal Home Loan Mortgage Corp. REMICs, Series 5563, Class FB, 4.824% (SOFR30A + 95 bps), 6/25/55	12,931,208
31,475,444(a)	Federal Home Loan Mortgage Corp. REMICs, Series 5574, Class F, 4.774% (SOFR30A + 90 bps), 9/25/55	31,593,502
7,517,394(a)	Federal Home Loan Mortgage Corp. REMICs, Series 5576, Class FD, 4.724% (SOFR30A + 85 bps), 9/25/55	7,534,661
24,220,091(a)	Federal Home Loan Mortgage Corp. REMICs, Series 5592, Class PF, 4.774% (SOFR30A + 90 bps), 5/25/55	24,317,485
26,621,425(a)	Federal Home Loan Mortgage Corp. REMICs, Series 5594, Class FA, 4.774% (SOFR30A + 90 bps), 11/25/53	26,709,146
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2540

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,399,231(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	$ 2,364,834
2,060,133(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,031,854
1,935,960(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.524% (SOFR30A + 165 bps), 1/25/34 (144A)	1,941,400
2,599,952(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.374% (SOFR30A + 150 bps), 10/25/41 (144A)	2,607,355
1,690,737(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 4.724% (SOFR30A + 85 bps), 11/25/41 (144A)	1,689,148
13,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.374% (SOFR30A + 250 bps), 1/25/42 (144A)	13,186,047
553,900(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.024% (SOFR30A + 215 bps), 9/25/42 (144A)	556,770
824,348(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 5.974% (SOFR30A + 210 bps), 3/25/42 (144A)	826,154
5,217,744(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 5.965% (SOFR30A + 210 bps), 3/25/43 (144A)	5,282,118
1,190,166(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 5.874% (SOFR30A + 200 bps), 5/25/43 (144A)	1,199,598
1,273,730(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 5.874% (SOFR30A + 200 bps), 6/25/43 (144A)	1,275,717
12,667,483(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA3, Class A1, 5.724% (SOFR30A + 185 bps), 11/25/43 (144A)	12,782,251
1,386,320(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class A1, 5.224% (SOFR30A + 135 bps), 2/25/44 (144A)	1,389,786
1,794,113(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.224% (SOFR30A + 135 bps), 2/25/44 (144A)	1,794,669
41Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,758,910(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 5.124% (SOFR30A + 125 bps), 5/25/44 (144A)	$ 10,796,495
9,476,817(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class M1, 5.074% (SOFR30A + 120 bps), 5/25/44 (144A)	9,488,645
13,389,065(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 4.924% (SOFR30A + 105 bps), 10/25/44 (144A)	13,401,769
38,445(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 4.874% (SOFR30A + 100 bps), 10/25/44 (144A)	38,433
27,084,186(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA1, Class A1, 5.124% (SOFR30A + 125 bps), 3/25/44 (144A)	27,164,469
21,325,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.124% (SOFR30A + 125 bps), 8/25/44 (144A)	21,438,705
11,405,784(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.074% (SOFR30A + 120 bps), 8/25/44 (144A)	11,414,845
16,244,642(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 4.824% (SOFR30A + 95 bps), 1/25/45 (144A)	16,244,665
9,771,058(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 4.924% (SOFR30A + 105 bps), 1/25/45 (144A)	9,771,070
8,954,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class A1, 4.774% (SOFR30A + 90 bps), 10/25/45 (144A)	8,965,221
19,192,794(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA4, Class M1, 4.974% (SOFR30A + 110 bps), 10/25/45 (144A)	19,207,861
9,323,625(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 4.824% (SOFR30A + 95 bps), 2/25/45 (144A)	9,317,638
18,353,818(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.024% (SOFR30A + 115 bps), 2/25/45 (144A)	18,370,557
46,607(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.498% (SOFR30A + 51 bps), 5/15/36	46,242
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2542

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
45,312(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 4.348% (SOFR30A + 36 bps), 8/15/36	$ 44,857
195,884(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.398% (SOFR30A + 41 bps), 8/15/36	194,239
54,203(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.448% (SOFR30A + 46 bps), 12/15/36	53,722
4,183,679(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 6.639% (SOFR30A + 276 bps), 12/25/29	4,269,405
1,060,763(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 6.439% (SOFR30A + 256 bps), 12/25/42	1,069,020
7,265,334(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 6.839% (SOFR30A + 296 bps), 11/25/29	7,441,162
1,944,780(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 6.789% (SOFR30A + 291 bps), 2/25/30	1,973,821
3,246,487(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 6.539% (SOFR30A + 266 bps), 12/25/30	3,333,611
669(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 4.551% (SOFR30A + 61 bps), 7/18/27	669
9,748(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 4.539% (SOFR30A + 66 bps), 12/25/30	9,754
43,641(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 4.589% (SOFR30A + 71 bps), 7/25/31	43,711
10,195(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 4.489% (SOFR30A + 61 bps), 8/25/31	10,194
90,185(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 4.589% (SOFR30A + 71 bps), 11/25/31	90,329
39,681(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 4.589% (SOFR30A + 71 bps), 11/25/31	39,745
43Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
27,333(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 4.589% (SOFR30A + 71 bps), 7/25/31	$ 27,377
43,661(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 4.889% (SOFR30A + 101 bps), 12/25/31	43,980
12,949(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 4.701% (SOFR30A + 76 bps), 1/18/32	12,972
33,056(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 4.689% (SOFR30A + 81 bps), 1/25/32	33,178
60,459(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 4.889% (SOFR30A + 101 bps), 3/25/32	60,739
28,184(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 4.551% (SOFR30A + 61 bps), 5/18/32	28,181
49,507(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 4.989% (SOFR30A + 111 bps), 7/25/32	50,025
19,102(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 4.589% (SOFR30A + 71 bps), 8/25/32	19,130
36,658(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 4.589% (SOFR30A + 71 bps), 12/25/32	36,705
25,166(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 4.489% (SOFR30A + 61 bps), 12/25/32	25,143
34,444(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 4.489% (SOFR30A + 61 bps), 9/25/32	34,417
15,362(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 4.639% (SOFR30A + 76 bps), 4/25/30	15,396
36,035(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.489% (SOFR30A + 61 bps), 1/25/33	35,995
63,641(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 4.489% (SOFR30A + 61 bps), 11/25/33	63,534
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2544

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
89,621(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 4.489% (SOFR30A + 61 bps), 4/25/33	$ 89,510
36,742(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.489% (SOFR30A + 61 bps), 5/25/33	36,690
29,415(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 4.739% (SOFR30A + 86 bps), 2/25/33	29,562
15,246(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.339% (SOFR30A + 46 bps), 2/25/33	15,227
69,140(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.389% (SOFR30A + 51 bps), 7/25/34	68,836
16,520(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 4.439% (SOFR30A + 56 bps), 7/25/34	16,471
61,795(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.289% (SOFR30A + 41 bps), 10/25/35	61,264
49,413(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.299% (SOFR30A + 42 bps), 2/25/35	49,281
41,567(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.309% (SOFR30A + 43 bps), 11/25/36	41,187
10,092(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 4.289% (SOFR30A + 41 bps), 3/25/36	10,020
20,455(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 4.229% (SOFR30A + 35 bps), 12/25/36	20,193
53,196(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 4.299% (SOFR30A + 42 bps), 5/25/36	52,658
77,372(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.439% (SOFR30A + 56 bps), 6/25/36	76,949
27,665(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 4.279% (SOFR30A + 40 bps), 7/25/36	27,472
45Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,969(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 4.539% (SOFR30A + 66 bps), 8/25/36	$ 5,951
18,219(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 4.559% (SOFR30A + 68 bps), 9/25/36	18,175
16,421(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 4.539% (SOFR30A + 66 bps), 10/25/37	16,364
24,948(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 4.989% (SOFR30A + 111 bps), 3/25/37	25,284
22,963(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 4.609% (SOFR30A + 73 bps), 12/25/37	22,947
35,886(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.239% (SOFR30A + 36 bps), 3/25/37	35,376
147,441(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.239% (SOFR30A + 36 bps), 2/25/37	145,393
22,785(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.389% (SOFR30A + 51 bps), 5/25/37	22,641
95,574(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.229% (SOFR30A + 35 bps), 6/25/37	94,423
7,663(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 4.219% (SOFR30A + 34 bps), 6/25/37	7,588
30,311(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 4.239% (SOFR30A + 36 bps), 6/25/37	29,890
10,069(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 4.389% (SOFR30A + 51 bps), 7/25/37	10,041
59,176(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.189% (SOFR30A + 31 bps), 2/25/37	58,340
88,426(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 4.489% (SOFR30A + 61 bps), 9/25/37	87,959
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2546

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
122,740(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 4.589% (SOFR30A + 71 bps), 10/25/37	$ 122,555
37,592(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 4.559% (SOFR30A + 68 bps), 9/25/37	37,508
22,651(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 4.539% (SOFR30A + 66 bps), 9/25/37	22,583
11,249(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 4.439% (SOFR30A + 56 bps), 6/25/37	11,173
14,355(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 4.689% (SOFR30A + 81 bps), 2/25/38	14,383
63,426(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.209% (SOFR30A + 133 bps), 10/25/38	64,637
41,820(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 4.539% (SOFR30A + 66 bps), 1/25/40	41,726
17,951(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 4.589% (SOFR30A + 71 bps), 5/25/40	17,914
72,111(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 4.489% (SOFR30A + 61 bps), 5/25/40	71,879
64,669(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 4.489% (SOFR30A + 61 bps), 4/25/42	64,147
18,563,374(a)	Federal National Mortgage Association REMICs, Series 2024-98, Class F, 4.774% (SOFR30A + 90 bps), 1/25/55	18,646,426
19,946,118(a)	Federal National Mortgage Association REMICs, Series 2025-15, Class FE, 4.774% (SOFR30A + 90 bps), 4/25/55	20,008,803
26,536,942(a)	Federal National Mortgage Association REMICs, Series 2025-43, Class FH, 4.724% (SOFR30A + 85 bps), 1/25/55	26,597,242
16,062,666(a)	Federal National Mortgage Association REMICs, Series 2025-77, Class FC, 4.724% (SOFR30A + 85 bps), 5/25/55	16,110,907
47Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,891,009(a)	Federal National Mortgage Association REMICs, Series 2025-78, Class PF, 4.774% (SOFR30A + 90 bps), 9/25/55	$ 7,921,004
31,414,394(a)	Federal National Mortgage Association REMICs, Series 2025-85, Class FH, 4.774% (SOFR30A + 90 bps), 10/25/55	31,540,548
667,560(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 4.536% (SOFR30A + 46 bps), 9/25/42	664,727
196,888(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.209% (SOFR30A + 33 bps), 3/25/45	195,192
20,164(d)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.991%, 4/25/45	20,600
19,842(d)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.529%, 6/25/45	20,299
176,173(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.249% (SOFR30A + 37 bps), 11/25/46	174,727
1,482(a)	Government National Mortgage Association, Series 2003-7, Class FB, 4.049% (1 Month Term SOFR + 31 bps), 1/16/33	1,480
137,906(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.098% (1 Month Term SOFR + 36 bps), 2/20/35	136,344
140,449(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.099% (1 Month Term SOFR + 36 bps), 1/16/35	138,938
53,801(a)	Government National Mortgage Association, Series 2008-69, Class FA, 4.348% (1 Month Term SOFR + 61 bps), 8/20/38	53,800
53,173(a)	Government National Mortgage Association, Series 2009-66, Class UF, 4.849% (1 Month Term SOFR + 111 bps), 8/16/39	53,654
37,434(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 4.529% (1 Month Term SOFR + 79 bps), 10/16/39	37,479
2,524,398	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	2,448,666
1,225,254(d)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 5.913%, 9/25/44 (144A)	1,219,902
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2548

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,650,083(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 4.596% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	$ 4,570,019
762,074(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 4.596% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	737,178
5,591,343(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 5.468%, 4/25/46 (144A)	5,490,931
5,288,425(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 5.468%, 4/25/46 (144A)	5,174,380
455,539(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.346% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	448,843
680,468(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 4.807%, 5/25/33 (144A)	675,839
634,304(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 4.807%, 5/25/33 (144A)	630,055
488,993(d)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 4.807%, 5/25/33 (144A)	484,823
70,996(d)	JP Morgan Trust, Series 2015-1, Class 1A14, 5.59%, 12/25/44 (144A)	70,118
2,579,893(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 5.196% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,587,874
5,701,580(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M1, 5.174% (SOFR30A + 130 bps), 3/25/51 (144A)	5,690,399
4,490,000(e)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	4,520,208
2,161(d)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.00%, 1/25/29	2,142
161,884(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 4.486% (1 Month Term SOFR + 75 bps), 1/25/29	143,112
66,875(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 4.743% (6 Month Term SOFR + 97 bps), 5/25/29	66,032
4,368(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 5.033% (6 Month Term SOFR + 143 bps), 7/25/29	4,360
12,685(d)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 6.108%, 9/25/29	12,382
49Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,390,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	$ 1,395,288
2,564,000(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 5.884%, 6/25/44 (144A)	2,520,231
4,448,285(a)	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.346% (1 Month Term SOFR + 161 bps), 6/25/57 (144A)	4,501,828
1,681,711(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 6.774% (SOFR30A + 290 bps), 4/25/34 (144A)	1,696,249
1,328,079	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	1,308,265
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,237,679
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	991,105
3,362,282(d)	Onity Loan Investment Trust, Series 2024-HB2, Class A, 5.00%, 8/25/37 (144A)	3,360,668
1,161,184(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.024% (SOFR30A + 315 bps), 12/27/33 (144A)	1,169,367
3,465,518(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 7.574% (SOFR30A + 370 bps), 11/25/31 (144A)	3,501,862
2,503,351(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.565% (SOFR30A + 270 bps), 7/25/33 (144A)	2,512,012
676,472(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.337% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	571,513
4,105,909(a)	STACR Trust, Series 2018-HRP1, Class B1, 7.739% (SOFR30A + 386 bps), 4/25/43 (144A)	4,244,420
635,247(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 4.846% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	635,864
546,893	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	541,681
1,099,229(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 6.774% (SOFR30A + 290 bps), 2/25/34 (144A)	1,100,633
5,899,973(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.274% (SOFR30A + 340 bps), 11/25/33 (144A)	5,945,176
	Total Collateralized Mortgage Obligations (Cost $768,426,706)	$770,170,416

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2550

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—10.5% of Net Assets
12,460,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.044% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 12,459,938
2,018,815(a)	ACREC, Ltd., Series 2021-FL1, Class A, 4.999% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	2,018,819
13,325,000(a)	ACREC, Ltd., Series 2021-FL1, Class AS, 5.349% (1 Month Term SOFR + 161 bps), 10/16/36 (144A)	13,330,413
11,750,000(a)	ACRES LLC, Series 2025-FL3, Class A, 5.353% (1 Month Term SOFR + 162 bps), 8/18/40 (144A)	11,778,353
8,070,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 5.659% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	8,095,340
15,475,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.371% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	15,584,283
8,990,000(a)	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.088% (1 Month Term SOFR + 135 bps), 1/20/43 (144A)	8,986,323
6,980,000(a)	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class B, 6.026% (1 Month Term SOFR + 229 bps), 1/20/43 (144A)	6,976,049
26,952,060(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.215% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	26,952,302
7,829,649(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.434% (SOFR30A + 145 bps), 1/15/37 (144A)	7,829,900
13,130,000(a)	AREIT CRE Trust, Series 2025-CRE11, Class A, 5.55% (1 Month Term SOFR + 155 bps), 7/25/43 (144A)	13,150,495
6,806,925(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.437% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	6,807,905
35,350,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.347% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	35,410,731
987,561(a)	BDS LLC, Series 2022-FL11, Class ATS, 5.531% (1 Month Term SOFR + 180 bps), 3/19/39 (144A)	987,999
4,530,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.307% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	4,539,454
10,910,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.013% (1 Month Term SOFR + 128 bps), 10/17/42 (144A)	10,906,116
5,166,971(a)	BRSP, Ltd., Series 2021-FL1, Class A, 4.996% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	5,154,622
9,920,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.388% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	9,944,800
51Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,660,000(a)	BSPRT Issuer LLC, Series 2025-FL12, Class A, 5.122% (1 Month Term SOFR + 139 bps), 1/17/43 (144A)	$ 9,666,001
402,848(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.484% (SOFR30A + 150 bps), 2/15/37 (144A)	402,877
1,457,836(a)	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 4.594% (1 Month Term SOFR + 84 bps), 10/15/36 (144A)	1,456,960
10,555,741(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.135% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	10,545,267
3,752,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.261% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,747,350
12,732,255(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.441% (1 Month Term SOFR + 169 bps), 8/15/41 (144A)	12,755,998
12,960,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.074% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	12,947,859
5,080,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.141% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	5,060,094
8,433,270(a)	BX Trust, Series 2021-RISE, Class A, 4.612% (1 Month Term SOFR + 86 bps), 11/15/36 (144A)	8,425,480
5,071,397(a)	BXMT, Ltd., Series 2020-FL2, Class A, 5.00% (1 Month Term SOFR + 126 bps), 2/15/38 (144A)	5,058,800
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 4.898% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	7,395,742
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 5.015% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,122,442
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 5.627% (1 Month Term SOFR + 184 bps), 11/15/38 (144A)	7,294,076
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.591% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	14,017,305
11,800,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.396% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	11,829,496
15,550,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class B, 6.523% (1 Month Term SOFR + 279 bps), 6/18/42 (144A)	15,549,988
9,140,619(a)	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.77% (1 Month Term SOFR + 102 bps), 10/15/38 (144A)	9,137,790
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2552

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,539,990(a)	FS Rialto, Series 2021-FL3, Class A, 5.099% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	$ 9,528,319
23,030,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.362% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	23,117,813
13,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.116% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	13,241,720
17,710,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.231% (1 Month Term SOFR + 148 bps), 1/15/43 (144A)	17,747,173
4,030,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class AS, 5.889% (1 Month Term SOFR + 214 bps), 1/15/43 (144A)	4,040,216
414,592(a)	Greystone CRE Notes, Ltd., Series 2021-FL3, Class A, 4.885% (1 Month Term SOFR + 113 bps), 7/15/39 (144A)	414,439
7,600,000(a)	Greystone CRE Notes, Ltd., Series 2021-FL3, Class D, 6.065% (1 Month Term SOFR + 231 bps), 7/15/39 (144A)	7,595,995
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 4.948% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	6,670,887
9,247,416(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.12% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,246,889
4,147,100(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.52% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	3,963,977
10,039,736(a)	HIH Trust, Series 2024-61P, Class A, 5.592% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	10,064,709
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.291% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,984,944
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.691% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,480,142
1,000,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	1,015,624
4,515,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	4,616,597
53Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
7,255,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.592% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	$ 7,268,531
4,226,153(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 5.958% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	3,243,573
2,200,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class B, 5.797%, 10/5/39 (144A)	2,226,243
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 5.707% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	2,840,040
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 5.965% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	3,081,374
9,917,199(a)	KIND Trust, Series 2021-KIND, Class A, 4.82% (1 Month Term SOFR + 106 bps), 8/15/38 (144A)	9,876,305
14,269,059(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.181% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	14,269,544
20,160,000(a)	LMNT CRE LLC, Series 2025-FL3, Class A, 5.55% (1 Month Term SOFR + 155 bps), 7/21/43 (144A)	20,185,184
20,110,000(a)	LMNT CRE LLC, Series 2025-FL3, Class AS, 5.90% (1 Month Term SOFR + 190 bps), 7/21/43 (144A)	20,147,680
6,740,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.121% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	6,740,896
11,250,000(a)	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.184% (1 Month Term SOFR + 145 bps), 8/18/42 (144A)	11,253,499
854,325(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class A, 5.165% (1 Month Term SOFR + 141 bps), 11/15/38 (144A)	854,425
5,000,000(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS, 5.515% (1 Month Term SOFR + 176 bps), 11/15/38 (144A)	4,992,205
5,030,154(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.493% (SOFR30A + 155 bps), 1/17/37 (144A)	5,023,906
3,681,806(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 5.543% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	3,688,675
5,581,835(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.159% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	5,583,560
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2554

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	$ 4,387,709
13,801,000(a)	MF1 LLC, Series 2024-FL14, Class A, 5.468% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	13,831,555
19,300,000(a)	MF1 LLC, Series 2025-FL19, Class A, 5.223% (1 Month Term SOFR + 149 bps), 5/18/42 (144A)	19,342,161
6,900,000(a)	MF1 LLC, Series 2025-FL20, Class A, 5.184% (1 Month Term SOFR + 145 bps), 2/18/43 (144A)	6,910,750
5,116,205(a)	MF1, Ltd., Series 2021-FL7, Class A, 4.929% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	5,114,619
6,378,500(a)	MF1, Ltd., Series 2021-FL7, Class AS, 5.299% (1 Month Term SOFR + 156 bps), 10/16/36 (144A)	6,370,374
18,967,098(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.081% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	18,967,003
13,870,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 5.422% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	13,903,704
18,850,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.275% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	18,882,742
11,480,000(a)	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class A, 5.25% (1 Month Term SOFR + 150 bps), 9/15/40 (144A)	11,479,941
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 5.298% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,351,420
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 5.048% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,246,850
3,490,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.63% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	3,224,099
1,503,543(a)	PFP, Ltd., Series 2024-11, Class A, 5.61% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	1,506,979
4,350,000(d)	PRM Trust, Series 2025-PRM6, Class E, 6.583%, 7/5/33 (144A)	4,356,847
1,386,625(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.046% (1 Month Term SOFR + 131 bps), 11/25/36 (144A)	1,386,290
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.796% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,821,574
18,840,000(a)	SHR Trust, Series 2024-LXRY, Class A, 5.70% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	18,879,225
55Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
8,188,906(a)	SKY Trust, Series 2025-LINE, Class A, 6.339% (1 Month Term SOFR + 259 bps), 4/15/42 (144A)	$ 8,229,473
15,900,000(a)	SREIT Trust, Series 2021-MFP2, Class A, 4.686% (1 Month Term SOFR + 94 bps), 11/15/36 (144A)	15,895,178
3,770,806(a)	STWD, Ltd., Series 2021-FL2, Class A, 5.049% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	3,771,007
1,834,645(a)	STWD, Ltd., Series 2022-FL3, Class A, 5.334% (SOFR30A + 135 bps), 11/15/38 (144A)	1,834,636
5,757,060(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	5,828,930
4,150,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	4,196,961
15,067,019(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.386% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	15,066,944
13,500,000(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class AS, 5.886% (1 Month Term SOFR + 215 bps), 2/15/39 (144A)	13,514,807
18,650,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.271% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	18,690,804
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 5.341% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	6,003,745
1,498,288(d)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	1,491,854
3,189,763(d)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	3,222,138
2,854,341(d)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	2,892,366
8,715,249(a)(f)	XCALI Mortgage Trust, Series 2019-1, Class A, 7.737% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	610,067
825,633(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.243% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	823,377
	Total Commercial Mortgage-Backed Securities (Cost $863,903,591)	$849,368,580

	Corporate Bonds — 32.8% of Net Assets
	Aerospace & Defense — 0.3%
8,431,000(a)	General Electric Co., 4.542% (3 Month Term SOFR + 64 bps), 5/5/26	$ 8,442,387
18,126,000	L3Harris Technologies, Inc., 5.40%, 1/15/27	18,388,065
	Total Aerospace & Defense	$26,830,452

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2556

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Agriculture — 0.6%
1,436,000	Altria Group, Inc., 4.40%, 2/14/26	$ 1,435,947
14,036,000	BAT Capital Corp., 3.215%, 9/6/26	13,964,759
15,080,000(a)	Cargill, Inc., 4.431% (SOFR + 61 bps), 2/11/28 (144A)	15,110,863
18,350,000(a)	Philip Morris International, Inc., 4.539% (SOFR + 66 bps), 10/27/28	18,368,593
	Total Agriculture	$48,880,162

	Airlines — 0.0%†
1,833,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	$ 1,833,026
	Total Airlines	$1,833,026

	Auto Manufacturers — 2.6%
16,000,000(a)	American Honda Finance Corp., 4.37% (SOFR + 55 bps), 5/11/26	$ 16,015,776
15,670,000(a)	American Honda Finance Corp., 4.495% (SOFR + 77 bps), 3/12/27	15,710,563
12,450,000(a)	American Honda Finance Corp., 4.672% (SOFR + 90 bps), 9/1/28	12,487,600
7,900,000(a)	BMW US Capital LLC, 4.505% (SOFR + 78 bps), 3/19/27 (144A)	7,930,954
11,890,000(a)	BMW US Capital LLC, 4.734% (SOFR + 92 bps), 8/13/27 (144A)	11,955,512
6,400,000(a)	Daimler Truck Finance North America LLC, 4.685% (SOFR + 96 bps), 9/25/27 (144A)	6,418,488
10,000,000(a)	Daimler Truck Finance North America LLC, 4.81% (SOFR + 84 bps), 1/13/28 (144A)	9,983,692
14,060,000(a)	General Motors Financial Co., Inc., 5.009% (SOFR + 105 bps), 7/15/27	14,076,741
10,200,000(a)	General Motors Financial Co., Inc., 5.175% (SOFR + 135 bps), 5/8/27	10,256,772
15,400,000(a)	General Motors Financial Co., Inc., 5.181% (SOFR + 117 bps), 4/4/28	15,456,741
12,570,000(a)	Hyundai Capital America, 4.757% (SOFR + 103 bps), 9/24/27 (144A)	12,616,680
5,650,000(a)	Hyundai Capital America, 4.767% (SOFR + 104 bps), 6/24/27 (144A)	5,672,894
21,960,000(a)	Hyundai Capital America, 4.846% (SOFR + 112 bps), 6/23/27 (144A)	22,086,605
8,090,000(a)	Hyundai Capital America, 5.487% (SOFR + 150 bps), 1/8/27 (144A)	8,153,483
10,850,000(a)	Toyota Motor Credit Corp., 4.257% (SOFR + 45 bps), 5/15/26	10,861,421
57Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
10,500,000(a)	Toyota Motor Credit Corp., 4.375% (SOFR + 65 bps), 3/19/27	$ 10,546,545
13,710,000(a)	Toyota Motor Credit Corp., 4.425% (SOFR + 45 bps), 4/10/26	13,720,221
4,550,000(a)	Volkswagen Group of America Finance LLC, 4.869% (SOFR + 106 bps), 8/14/26 (144A)	4,564,663
	Total Auto Manufacturers	$208,515,351

	Banks — 16.2%
23,300,000(a)	ABN AMRO Bank NV, 5.505% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,500,842
8,607,000(a)	Australia & New Zealand Banking Group, Ltd., 4.345% (SOFR + 62 bps), 6/18/28 (144A)	8,639,652
16,400,000(a)	Banco Santander S.A., 5.097% (SOFR + 112 bps), 7/15/28	16,501,664
12,000,000(a)	Banco Santander S.A., 5.11% (SOFR + 138 bps), 3/14/28	12,087,057
10,417,000	Bank of America Corp., 4.45%, 3/3/26	10,424,507
14,080,000(a)	Bank of America Corp., 4.717% (SOFR + 83 bps), 1/24/29	14,098,489
8,300,000(a)	Bank of America Corp., 4.898% (SOFR + 105 bps), 2/4/28	8,347,867
14,980,000(a)	Bank of America Corp., 5.075% (SOFR + 135 bps), 9/15/27	15,068,741
15,450,000(a)	Bank of America NA, 4.823% (SOFR + 102 bps), 8/18/26	15,516,794
8,100,000(a)	Bank of Montreal, 4.343% (SOFR + 62 bps), 9/15/26	8,118,796
14,790,000(a)	Bank of Montreal, 4.475% (SOFR + 75 bps), 9/22/28	14,812,616
16,723,000(a)	Bank of Montreal, 4.756% (SOFR + 86 bps), 1/27/29	16,757,440
7,500,000(a)	Bank of Montreal, 5.073% (SOFR + 133 bps), 6/5/26	7,534,498
7,080,000(a)	Bank of New York Mellon Corp., 4.418% (SOFR + 68 bps), 6/9/28	7,086,387
17,665,000(a)	Bank of New York Mellon Corp., 4.76% (SOFR + 83 bps), 7/21/28	17,757,792
28,520,000(a)	Bank of Nova Scotia, 4.483% (SOFR + 76 bps), 9/15/28	28,544,286
11,130,000(a)	Bank of Nova Scotia, 4.526% (SOFR + 78 bps), 6/4/27	11,167,630
14,460,000(a)	Bank of Nova Scotia, 4.699% (SOFR + 89 bps), 2/14/29	14,482,962
5,700,000(a)	Banque Federative du Credit Mutuel S.A., 4.877% (SOFR + 107 bps), 2/16/28 (144A)	5,738,486
3,220,000(a)	Banque Federative du Credit Mutuel S.A., 5.038% (SOFR + 113 bps), 1/23/27 (144A)	3,237,727
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2558

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,000,000(a)	Banque Federative du Credit Mutuel S.A., 5.37% (SOFR + 140 bps), 7/13/26 (144A)	$ 7,040,868
17,000,000	Barclays Plc, 4.375%, 1/12/26	17,001,166
7,030,000(a)	Barclays Plc, 4.90% (SOFR + 108 bps), 11/11/29	7,066,064
12,500,000(a)	Barclays Plc, 5.215% (SOFR + 149 bps), 3/12/28	12,628,764
12,316,000(a)	Barclays Plc, 5.603% (SOFR + 188 bps), 9/13/27	12,424,627
16,060,000(a)	BPCE S.A., 5.917% (SOFR + 198 bps), 10/19/27 (144A)	16,219,103
6,900,000(a)	Canadian Imperial Bank of Commerce, 4.658% (SOFR + 93 bps), 9/11/27	6,921,652
17,160,000(a)	Canadian Imperial Bank of Commerce, 4.668% (SOFR + 94 bps), 6/28/27	17,280,841
17,830,000(a)	Canadian Imperial Bank of Commerce, 4.69% (SOFR + 72 bps), 1/13/28	17,853,264
9,090,000(a)	Citibank NA, 4.457% (SOFR + 59 bps), 4/30/26	9,097,281
12,450,000(a)	Citibank NA, 4.806% (SOFR + 106 bps), 12/4/26	12,543,931
3,760,000(a)	Citigroup, Inc., 4.508% (SOFR + 77 bps), 6/9/27	3,764,007
21,300,000(a)	Citigroup, Inc., 4.61% (SOFR + 87 bps), 3/4/29	21,321,918
15,270,000(a)	Citigroup, Inc., 4.963% (SOFR + 114 bps), 5/7/28	15,366,869
4,005,000(a)	Citigroup, Inc., 5.067% (SOFR + 128 bps), 2/24/28	4,035,678
17,630,000(a)	Cooperatieve Rabobank UA, 4.53% (SOFR + 60 bps), 1/21/28	17,665,246
16,170,000(a)	Cooperatieve Rabobank UA, 4.531% (SOFR + 59 bps), 10/17/28	16,223,625
8,000,000(a)	Cooperatieve Rabobank UA, 4.911% (SOFR + 90 bps), 10/5/26	8,039,418
12,000,000(a)	Credit Agricole S.A., 4.938% (SOFR + 121 bps), 9/11/28 (144A)	12,063,485
23,280,000(a)	Federation des Caisses Desjardins du Quebec, 4.526% (SOFR + 63 bps), 1/27/27 (144A)	23,359,213
12,036,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	12,162,431
9,020,000(a)	Goldman Sachs Bank USA, 4.495% (SOFR + 77 bps), 3/18/27	9,029,324
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 4.539% (SOFR + 75 bps), 5/21/27	7,490,516
18,000,000(a)	Goldman Sachs Group, Inc., 4.548% (SOFR + 81 bps), 3/9/27	18,019,149
4,100,000(a)	Goldman Sachs Group, Inc., 4.55% (SOFR + 82 bps), 9/10/27	4,107,585
3,174,000(a)	Goldman Sachs Group, Inc., 4.85% (SOFR + 92 bps), 10/21/27	3,184,192
59Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
3,369,000(a)	Goldman Sachs Group, Inc., 4.907% (SOFR + 112 bps), 2/24/28	$ 3,389,826
10,500,000(a)	Goldman Sachs Group, Inc., 5.871% (3 Month Term SOFR + 201 bps), 10/28/27	10,630,710
8,700,000(a)	HSBC Holdings Plc, 5.391% (SOFR + 157 bps), 8/14/27	8,754,114
8,309,000(a)	ING Groep NV, 4.738% (SOFR + 101 bps), 4/1/27	8,320,861
20,100,000(a)	ING Groep NV, 5.288% (SOFR + 156 bps), 9/11/27	20,238,852
14,055,000(a)	JPMorgan Chase & Co., 4.49% (SOFR + 77 bps), 9/22/27	14,088,650
17,580,000(a)	JPMorgan Chase & Co., 4.702% (SOFR + 80 bps), 1/24/29	17,615,179
7,780,000(a)	JPMorgan Chase & Co., 4.832% (SOFR + 92 bps), 4/22/28	7,815,687
7,015,000(d)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	7,119,498
4,980,000(a)	JPMorgan Chase & Co., 5.108% (SOFR + 120 bps), 1/23/28	5,015,949
10,000,000(a)	JPMorgan Chase Bank N.A., 4.74% (SOFR + 100 bps), 12/8/26	10,080,035
10,245,000(a)	Lloyds Banking Group Plc, 4.849% (SOFR + 106 bps), 11/26/28	10,294,676
10,000,000(a)	Lloyds Banking Group Plc, 5.408% (SOFR + 156 bps), 8/7/27	10,063,131
13,841,000(a)	Lloyds Banking Group Plc, 5.611% (SOFR + 158 bps), 1/5/28	13,982,037
11,450,000(a)	Macquarie Bank, Ltd., 4.465% (SOFR + 74 bps), 6/12/28 (144A)	11,509,689
13,480,000(a)	Morgan Stanley, 4.968% (SOFR + 102 bps), 4/13/28	13,534,446
19,000,000(a)	Morgan Stanley Bank NA, 4.637% (SOFR + 87 bps), 5/26/28	19,055,656
6,300,000(a)	Morgan Stanley Bank NA, 4.872% (SOFR + 90 bps), 1/12/29	6,314,928
6,320,000(d)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	6,408,126
10,240,000(a)	Morgan Stanley Bank NA, 5.026% (SOFR + 108 bps), 1/14/28	10,308,775
12,500,000(a)	Morgan Stanley Bank NA, 5.034% (SOFR + 117 bps), 10/30/26	12,602,496
19,230,000(a)	Morgan Stanley Private Bank NA, 4.754% (SOFR + 77 bps), 7/6/28	19,268,075
17,061,000(a)	National Australia Bank, Ltd., 4.373% (SOFR + 65 bps), 6/13/28 (144A)	17,143,265
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2560

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,430,000(a)	National Australia Bank, Ltd., 4.496% (SOFR + 60 bps), 10/26/27 (144A)	$ 7,460,324
8,190,000(a)	National Bank of Canada, 4.757% (SOFR + 103 bps), 7/2/27	8,209,550
15,300,000(a)	National Securities Clearing Corp., 4.362% (SOFR + 57 bps), 5/20/27 (144A)	15,352,020
6,000,000(a)	NatWest Group Plc, 5.034% (SOFR + 125 bps), 3/1/28	6,039,201
15,400,000(a)	NatWest Markets Plc, 4.675% (SOFR + 95 bps), 3/21/28 (144A)	15,489,309
13,580,000(a)	NatWest Markets Plc, 4.707% (SOFR + 90 bps), 5/17/27 (144A)	13,662,336
16,520,000(a)	PNC Bank NA, 4.459% (SOFR + 50 bps), 1/15/27	16,538,023
16,360,000(d)	PNC Bank NA, 4.543% (SOFR + 63 bps), 5/13/27	16,383,804
6,550,000(a)	PNC Bank NA, 4.66% (SOFR + 73 bps), 7/21/28	6,559,039
14,600,000(d)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	14,681,237
4,800,000(a)	Royal Bank of Canada, 4.445% (SOFR + 59 bps), 11/2/26	4,811,611
4,620,000(a)	Royal Bank of Canada, 4.466% (SOFR + 57 bps), 4/27/26	4,626,215
20,320,000(a)	Royal Bank of Canada, 4.548% (SOFR + 82 bps), 3/27/28	20,390,595
6,956,000(a)	Royal Bank of Canada, 4.657% (SOFR + 72 bps), 10/18/27	6,973,645
4,621,000(a)	Royal Bank of Canada, 4.732% (SOFR + 83 bps), 1/24/29	4,632,071
15,280,000(a)	Royal Bank of Canada, 4.887% (SOFR + 95 bps), 1/19/27	15,379,975
4,000,000(d)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	4,027,125
7,100,000(a)	Santander UK Group Holdings Plc, 4.795% (SOFR + 107 bps), 9/22/29	7,097,264
17,440,000(a)	Societe Generale S.A., 5.38% (SOFR + 141 bps), 4/13/29 (144A)	17,491,038
17,580,000(a)	Standard Chartered Plc, 5.17% (SOFR + 124 bps), 1/21/29 (144A)	17,703,856
8,600,000(a)	Standard Chartered Plc, 5.935% (SOFR + 193 bps), 7/6/27 (144A)	8,657,939
5,380,000(a)	State Street Corp., 4.552% (SOFR + 64 bps), 10/22/27	5,406,997
10,995,000(a)	State Street Corp., 4.852% (SOFR + 95 bps), 4/24/28	11,062,211
61Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
14,400,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 4.49% (SOFR + 75 bps), 9/11/28 (144A)	$ 14,447,952
9,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 4.866% (SOFR + 112 bps), 3/9/26 (144A)	9,717,044
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 4.88% (SOFR + 115 bps), 9/14/26 (144A)	3,860,904
8,840,000(a)	Swedbank AB, 5.103% (SOFR + 138 bps), 6/15/26 (144A)	8,885,785
11,667,000(a)	Toronto-Dominion Bank, 4.32% (SOFR + 59 bps), 9/10/26	11,690,538
11,850,000(a)	Toronto-Dominion Bank, 4.675% (SOFR + 91 bps), 6/2/28	11,906,351
5,985,000(a)	Toronto-Dominion Bank, 4.682% (SOFR + 82 bps), 1/31/28	6,009,331
8,070,000(a)	Toronto-Dominion Bank, 4.72% (SOFR + 75 bps), 10/13/28	8,080,807
13,230,000(a)	Toronto-Dominion Bank, 4.741% (SOFR + 73 bps), 4/5/27	13,279,135
4,000,000(a)	Toronto-Dominion Bank, 5.021% (SOFR + 108 bps), 7/17/26	4,018,571
10,000,000	Truist Bank, 3.30%, 5/15/26	9,971,573
19,350,000(d)	Truist Bank, 4.671% (SOFR + 59 bps), 5/20/27	19,383,151
5,630,000(a)	Truist Bank, 4.672% (SOFR + 77 bps), 7/24/28	5,628,616
12,000,000(d)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	12,096,555
20,930,000(a)	US Bank NA, 4.602% (SOFR + 69 bps), 10/22/27	20,974,511
12,000,000(a)	US Bank NA, 4.717% (SOFR + 91 bps), 5/15/28	12,052,786
13,700,000(a)	Wells Fargo & Co., 4.603% (SOFR + 88 bps), 9/15/29	13,709,114
8,575,000(a)	Wells Fargo & Co., 4.682% (SOFR + 78 bps), 1/24/28	8,593,918
23,010,000(a)	Wells Fargo & Co., 4.982% (SOFR + 107 bps), 4/22/28	23,136,480
12,760,000(a)	Wells Fargo Bank NA, 4.886% (SOFR + 106 bps), 8/7/26	12,818,421
	Total Banks	$1,313,786,039

	Building Materials — 0.2%
19,600,000	Amrize Finance US LLC, 3.50%, 9/22/26	$ 19,487,055
	Total Building Materials	$19,487,055

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2562

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 0.4%
5,703,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 5,799,733
25,088,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	25,310,226
	Total Commercial Services	$31,109,959

	Diversified Financial Services — 2.7%
11,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 11,207,968
15,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/27	15,922,298
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,351,613
13,700,000	Ally Financial, Inc., 7.10%, 11/15/27	14,392,761
24,090,000(a)	American Express Co., 4.747% (SOFR + 81 bps), 7/20/29	24,109,150
8,500,000(a)	American Express Co., 4.828% (SOFR + 93 bps), 7/26/28	8,532,827
10,100,000(d)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	10,270,478
17,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	17,005,188
6,072,000	Capital One Financial Corp., 3.75%, 7/28/26	6,059,288
1,590,000	Capital One Financial Corp., 3.75%, 3/9/27	1,585,267
11,700,000(d)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	11,837,769
18,000,000(a)	Charles Schwab Corp., 4.801% (SOFR + 105 bps), 3/3/27	18,121,524
14,460,000(a)	Equitable America Global Funding, 4.433% (SOFR + 71 bps), 9/15/27 (144A)	14,451,983
2,050,000+	HOA Funding, LLC, 8/20/51	—
5,300,000+	HOA Funding, LLC, 4.723%, 8/20/51 (144A)	—
2,050,000+	HOA Funding, LLC , 8/20/51	—
2,067,352	HOA NewCo LLC, 7.432%, 11/22/55 (144A)	51,250
19,740,000	Jefferies Financial Group, Inc., 4.75%, 8/11/26	19,757,759
8,800,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	8,858,231
11,430,000(a)	Mizuho Markets Cayman LP, 4.454% (SOFR + 52 bps), 11/16/26 (144A)	11,434,366
20,260,000(a)	Nomura Holdings, Inc., 4.978% (SOFR + 125 bps), 7/2/27	20,420,047
	Total Diversified Financial Services	$220,369,767

	Electric — 1.0%
17,018,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 17,098,272
20,000,000	Exelon Corp., 3.40%, 4/15/26	19,961,179
63Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Electric — (continued)
6,645,000(a)	NextEra Energy Capital Holdings, Inc., 4.648% (SOFR + 80 bps), 2/4/28	$ 6,668,101
1,778,000	PPL Capital Funding, Inc., 3.10%, 5/15/26	1,772,131
16,400,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	16,285,036
8,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	8,560,639
12,950,000	WEC Energy Group, Inc., 4.75%, 1/9/26	12,951,415
	Total Electric	$83,296,773

	Electronics — 0.3%
15,060,000(a)	Amphenol Corp., 4.349% (SOFR + 53 bps), 11/15/27	$ 15,087,588
6,600,000	Jabil, Inc., 4.25%, 5/15/27	6,609,174
	Total Electronics	$21,696,762

	Gas — 0.2%
15,408,000	KeySpan Gas East Corp., 2.742%, 8/15/26 (144A)	$ 15,248,369
	Total Gas	$15,248,369

	Healthcare-Services — 0.3%
12,335,000	Elevance Health, Inc., 4.50%, 10/30/26	$ 12,386,406
16,000,000(a)	HCA, Inc., 4.642% (SOFR + 87 bps), 3/1/28	16,103,412
	Total Healthcare-Services	$28,489,818

	Insurance — 2.8%
6,000,000(a)	Athene Global Funding, 4.675% (SOFR + 85 bps), 5/8/26 (144A)	$ 6,008,978
18,270,000(a)	Athene Global Funding, 4.824% (SOFR + 83 bps), 1/7/27 (144A)	18,308,190
4,000,000(a)	Athene Global Funding, 4.938% (SOFR + 121 bps), 3/25/27 (144A)	4,025,011
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	7,765,642
10,450,000	Brown & Brown, Inc., 4.60%, 12/23/26	10,502,082
11,455,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	11,708,189
3,000,000(a)	MassMutual Global Funding II, 4.643% (SOFR + 77 bps), 1/29/27 (144A)	3,011,786
21,200,000(a)	MassMutual Global Funding II, 4.719% (SOFR + 74 bps), 4/9/27 (144A)	21,284,945
10,102,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	10,064,808
9,900,000(a)	Metropolitan Life Global Funding I, 4.428% (SOFR + 70 bps), 6/11/27 (144A)	9,940,594
8,900,000(a)	Metropolitan Life Global Funding I, 4.484% (SOFR + 70 bps), 8/25/28 (144A)	8,935,244
11,000,000(a)	New York Life Global Funding, 4.526% (SOFR + 58 bps), 1/16/26 (144A)	11,001,827
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2564

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
28,290,000(a)	New York Life Global Funding, 4.558% (SOFR + 66 bps), 7/25/28 (144A)	$ 28,334,366
13,420,000(a)	Northwestern Mutual Global Funding, 4.444% (SOFR + 66 bps), 8/25/28 (144A)	13,440,418
13,600,000(a)	Pacific Life Global Funding II, 4.305% (SOFR + 58 bps), 12/20/27 (144A)	13,621,289
16,200,000(a)	Pacific Life Global Funding II, 4.684% (SOFR + 85 bps), 2/5/27 (144A)	16,281,997
10,590,000(a)	Principal Life Global Funding II, 4.613% (SOFR + 81 bps), 8/18/28 (144A)	10,600,081
19,300,000(a)	Protective Life Global Funding, 4.675% (SOFR + 70 bps), 4/10/26 (144A)	19,319,750
5,050,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	5,065,698
	Total Insurance	$229,220,895

	Internet — 0.1%
8,439,000	Expedia Group, Inc., 5.00%, 2/15/26	$ 8,439,636
	Total Internet	$8,439,636

	Leisure Time — 0.2%
19,200,000	Royal Caribbean Cruises, Ltd., 4.25%, 7/1/26 (144A)	$ 19,197,446
	Total Leisure Time	$19,197,446

	Machinery-Construction & Mining — 0.4%
13,000,000(a)	Caterpillar Financial Services Corp., 4.271% (SOFR + 52 bps), 3/3/28	$ 13,022,555
15,840,000(a)	Caterpillar Financial Services Corp., 4.447% (SOFR + 64 bps), 8/15/28	15,979,536
	Total Machinery-Construction & Mining	$29,002,091

	Machinery-Diversified — 0.1%
7,000,000(a)	John Deere Capital Corp., 4.657% (SOFR + 68 bps), 7/15/27	$ 7,043,067
	Total Machinery-Diversified	$7,043,067

	Mining — 0.2%
12,350,000(a)	Rio Tinto Finance USA Plc, 4.563% (SOFR + 84 bps), 3/14/28	$ 12,452,008
	Total Mining	$12,452,008

	Oil & Gas — 0.2%
16,740,000(a)	Chevron USA, Inc., 4.384% (SOFR + 57 bps), 8/13/28	$ 16,878,607
	Total Oil & Gas	$16,878,607

65Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.6%
4,525,000	CVS Health Corp., 5.00%, 2/20/26	$ 4,526,720
20,140,000(a)	Eli Lilly & Co., 4.627% (SOFR + 53 bps), 10/15/28	20,338,246
14,115,000(a)	Merck & Co., Inc., 4.183% (SOFR + 46 bps), 9/15/27	14,192,684
6,280,000(a)	Pfizer, Inc., 4.293% (SOFR + 50 bps), 11/15/27	6,299,531
	Total Pharmaceuticals	$45,357,181

	Pipelines — 1.5%
8,435,000	Enbridge, Inc., 5.25%, 4/5/27	$ 8,551,441
10,339,000	Energy Transfer LP, 3.90%, 7/15/26	10,330,065
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	20,023,504
14,006,000	Energy Transfer LP, 6.05%, 12/1/26	14,230,742
4,719,000	MPLX LP, 4.125%, 3/1/27	4,721,099
4,210,000	ONEOK, Inc., 5.55%, 11/1/26	4,255,332
10,329,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	10,398,424
3,007,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	3,011,255
16,080,000	Western Midstream Operating LP, 4.65%, 7/1/26	16,082,557
8,200,000	Williams Cos., Inc., 3.75%, 6/15/27	8,167,120
19,844,000	Williams Cos., Inc., 5.40%, 3/2/26	19,887,222
	Total Pipelines	$119,658,761

	Retail — 0.4%
18,000,000	7-Eleven, Inc., 0.95%, 2/10/26 (144A)	$ 17,936,356
5,165,340	HOA RoyaltyCo LLC, 4.723%, 11/22/55 (144A)	1,086,500
5,000,000	O’Reilly Automotive, Inc., 3.55%, 3/15/26	4,994,100
6,000,000	Starbucks Corp., 4.75%, 2/15/26	6,003,380
	Total Retail	$30,020,336

	Semiconductors — 0.4%
3,931,000	SK Hynix, Inc., 1.50%, 1/19/26 (144A)	$ 3,925,730
24,862,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	24,889,746
	Total Semiconductors	$28,815,476

	Software — 0.6%
1,528,000	Fiserv, Inc., 3.20%, 7/1/26	$ 1,521,376
10,000,000	Fiserv, Inc., 5.15%, 3/15/27	10,104,748
12,000,000(a)	Oracle Corp., 4.614% (SOFR + 76 bps), 8/3/28	11,841,035
11,600,000	Take-Two Interactive Software, Inc., 3.70%, 4/14/27	11,552,939
16,145,000	Take-Two Interactive Software, Inc., 5.00%, 3/28/26	16,180,298
	Total Software	$51,200,396

Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2566

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — 0.3%
12,180,000	NTT Finance Corp., 4.567%, 7/16/27 (144A)	$ 12,282,769
13,223,000	T-Mobile USA, Inc., 3.75%, 4/15/27	13,181,459
	Total Telecommunications	$25,464,228

	Trucking & Leasing — 0.2%
4,460,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (144A)	$ 4,429,719
4,474,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	4,525,047
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,672,240
	Total Trucking & Leasing	$14,627,006

	Total Corporate Bonds (Cost $2,650,086,199)	$2,656,920,667

	Insurance-Linked Securities—0.1%# of Net Assets
	Event Linked Bonds — 0.1%
	Earthquakes – California — 0.0%†
500,000(a)	Torrey Pines Re, 9.696%, (JMMMUSTF + 604 bps), 6/7/27 (144A)	$ 522,800
250,000(a)	Torrey Pines Re, 10.766%, (JMMMUSTF + 711 bps), 6/7/27 (144A)	260,550
		$783,350

	Multiperil – U.S. — 0.0%†
3,000,000(a)	Sanders Re III, 6.95%, (BRMMUSDF + 334 bps), 4/7/26 (144A)	$ 3,015,000
	Multiperil – U.S. Regional — 0.1%
3,500,000(a)	Long Point Re IV, 7.86%, (BRMMUSDF + 425 bps), 6/1/26 (144A)	$ 3,522,750
234,546(a)	Matterhorn Re, 5.11%, (BRMMUSDF + 150 bps), 1/8/27 (144A)	208,910
		$3,731,660

	Windstorm – Florida — 0.0%†
1,237,756(a)	Integrity Re, 4.08%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 618,878
	Total Event Linked Bonds	$8,148,888

67Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Face Amount USD ($)		Value
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
4,000,000(g)(h)+	Alturas Re 2021-3, 7/31/26	$ 102,400
421,041(g)(h)+	Alturas Re 2022-2, 12/31/27	14,779
3,000,000(g)(i)+	Gleneagles Re 2022, 12/31/27	354,000
4,000,000(g)(i)+	Merion Re 2022-2, 12/31/27	2,664,800
3,500,000(g)(h)+	Thopas Re 2022, 12/31/27	—
750,000(g)(h)+	Viribus Re 2018, 12/31/26	—
2,500,000(g)(h)+	Viribus Re 2019, 12/31/26	—
		$3,135,979

	Total Reinsurance Sidecars	$3,135,979

	Total Insurance-Linked Securities (Cost $13,090,650)	$11,284,867

Principal Amount USD ($)
	Foreign Government Bond — 0.3% of Net Assets
	South Korea — 0.3%
25,280,000(a)	Korea National Oil Corp., 4.395%, 9/29/28 (144A)	$ 25,280,758
	Total South Korea	$25,280,758

	Total Foreign Government Bond (Cost $25,280,000)	$25,280,758

	U.S. Government and Agency Obligations — 5.8% of Net Assets
6,990,019	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 7,272,731
3,112,356	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,217,184
3,282,022	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,394,572
201,765	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	208,238
10,649,557	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	11,139,950
14,563,689	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	15,303,728
11,967,564	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	12,554,143
691,526	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	722,744
1,315,515	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,374,352
1,651,529	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,719,338
2,072,757	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,160,349
553,416	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	575,173
1,034,885	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	1,093,591
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2568

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,663,519	Federal National Mortgage Association, 3.000%, 3/1/47	$ 1,526,334
18,000,000	Federal National Mortgage Association, 3.000%, 1/1/56 (TBA)	15,918,047
9,800,000	Federal National Mortgage Association, 3.500%, 1/1/56 (TBA)	9,059,258
9,200,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	8,475,859
26,000,000	Federal National Mortgage Association, 5.000%, 1/1/56 (TBA)	25,926,875
16,000,000	Federal National Mortgage Association, 5.500%, 1/1/41 (TBA)	16,402,684
5,547,181	Federal National Mortgage Association, 5.500%, 10/1/54	5,704,363
27,000,000	Federal National Mortgage Association, 5.500%, 1/1/56 (TBA)	27,377,530
853(a)	Federal National Mortgage Association, 5.730%, (1 Year CMT Index + 211 bps), 10/1/32	864
5,231,588	Federal National Mortgage Association, 6.000%, 5/1/53	5,426,339
4,886,439	Federal National Mortgage Association, 6.000%, 9/1/54	5,054,016
4,166,954	Federal National Mortgage Association, 6.000%, 9/1/54	4,307,300
2,469,551	Federal National Mortgage Association, 6.000%, 10/1/54	2,574,704
1,742(a)	Federal National Mortgage Association, 6.238%, (1 Year CMT Index + 212 bps), 9/1/32	1,784
2,925(a)	Federal National Mortgage Association, 6.416%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,024
4,162(a)	Federal National Mortgage Association, 6.420%, (1 Year CMT Index + 217 bps), 2/1/34	4,261
12,013,169	Federal National Mortgage Association, 6.500%, 12/1/53	12,557,482
8,611,973	Federal National Mortgage Association, 6.500%, 3/1/54	8,945,955
6,303,768	Federal National Mortgage Association, 6.500%, 4/1/54	6,571,141
12,432,685	Federal National Mortgage Association, 6.500%, 6/1/54	12,941,680
16,000,000	Government National Mortgage Association, 6.000%, 1/20/56 (TBA)	16,304,375
69Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,000,000	Government National Mortgage Association, 6.500%, 1/20/56 (TBA)	$ 15,505,078
100,000,000(j)	U.S. Treasury Bills, 1/2/26	100,000,000
110,000,000(j)	U.S. Treasury Bills, 2/12/26	109,550,332
	Total U.S. Government and Agency Obligations (Cost $467,915,134)	$470,875,378

	SHORT TERM INVESTMENTS — 13.7% of Net Assets
	Repurchase Agreements — 7.6%
150,000,000	Bank of America, 3.8%, dated 12/31/25,
to be purchased on 1/2/26 for $150,031,667, collateralized by the following:
$60,091,613, U.S. Treasury Strip Coupon, 11/15/32,
	$92,908,387, U.S. Treasury Strip Principal, 2/15/42-8/15/50	$ 150,000,000
150,000,000	Bank of America, 3.85%, dated 12/31/25, to be purchased on 1/2/26 for $150,032,083, collateralized by the following: $13,293,624, Federal Home Loan Mortgage Corporation, 4.61%, 6/1/32, $8,467,881, Federal National Mortgage Association, 3.42%-4.36%, 6/1/28-12/1/55, $131,238,495, Government National Mortgage Association, 3.00%-7.00%, 3/15/33-12/20/55	150,000,000
56,630,000	Scotia Capital Inc., 3.82%, dated 12/31/25, to be purchased on 1/2/26 for $56,642,018, collateralized by the following: $24,677,238, Federal Home Loan Mortgage Corporation, 4.00%-6.50%, 7/1/48-11/1/55, $30,292,585, Federal National Mortgage Association, 3.50%-6.50%, 4/1/40-10/1/55, $2,805,089, U.S. Treasury Bond, 5.00%, 5/15/45	56,630,000
144,630,000	RBC Dominion Securities Inc., 3.76%, dated 12/31/25, to be purchased on 1/2/26 for $144,660,212, collateralized by the following: $65,423,810, U.S. Treasury Bond, 1.38%-4.25%, 11/15/41-2/15/54, $82,129,620, U.S. Treasury Note, 3.38%-4.00%, 4/30/27-9/15/28	144,630,000
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2570

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
32,310,000	Toronto-Dominion Bank, 3.82%, dated 12/31/25, to be purchased on 1/2/26 for $32,316,857, collateralized by $32,956,299, U.S. Treasury Note, 4.00%, 11/15/35	$ 32,310,000
82,310,000	Toronto-Dominion Bank, 3.83%, dated 12/31/25, to be purchased on 1/2/26 for $82,327,514, collateralized by $83,956,200, Government National Mortgage Association, 6.50%, 6/20/54	82,310,000
		$615,880,000

	Commercial Paper — 4.9%
38,000,000(k)	Autozone, Inc., 3.773%, 1/7/26	$ 37,972,142
38,000,000(k)	Avalonbay Communities, Inc., 3.875%, 1/5/26	37,979,898
19,000,000(k)	Broadcom, Inc., 3.816%, 1/13/26	18,973,700
21,500,000(k)	Centerpoint Energy, Inc., 3.721%, 1/2/26	21,495,464
38,000,000(k)	Consolidated Edison Inc, 3.816%, 1/5/26	37,979,898
16,000,000(k)	Duke Energy Corp, 3.741%, 1/2/26	15,996,592
16,500,000(k)	Energy Transfer LP, 3.843%, 1/7/26	16,487,744
12,850,000(k)	Fiserv, Inc., 3.801%, 1/2/26	12,847,224
30,000,000(k)	Jabil, Inc., 4.104%, 1/8/26	29,970,738
19,000,000(k)	Medtronic Global Holdings S.C.A., 3.776%, 1/5/26	18,989,905
3,800,000(k)	Mondelez International, Inc., 3.835%, 1/5/26	3,797,990
34,200,000(k)	Mondelez International, Inc., 3.814%, 1/8/26	34,171,005
38,000,000(k)	Plains All American Pipeline LP, 3.853%, 1/6/26	37,975,843
40,000,000(k)	Prudential Funding LLC, 3.653%, 1/7/26	39,971,360
10,600,000(k)	Sherwin-Williams Co.,, 3.776%, 1/12/26	10,586,511
24,000,000(k)	Wisconsin Electric Power Co.,, 3.816%, 1/12/26	23,969,297
		$399,165,311

Shares
	Open-End Fund — 1.2%
92,186,917(l)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 92,186,917
		$92,186,917

	TOTAL SHORT TERM INVESTMENTS (Cost $1,107,277,051)	$1,107,232,228

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $8,082,672,261)	$8,058,780,497
71Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Principal Amount USD ($)		Value
	TBA Sales Commitments — (1.3)% of Net Assets
	U.S. Government and Agency Obligations — (1.3)%
(6,100,000)	Federal National Mortgage Association, 6.000%, 1/1/56 (TBA)	$ (6,263,038)
(14,200,000)	Federal National Mortgage Association, 6.000%, 1/1/56 (TBA)	(14,572,319)
(22,800,000)	Federal National Mortgage Association, 6.500%, 1/1/56 (TBA)	(23,694,685)
(60,500,000)	Federal National Mortgage Association, 6.500%, 1/1/56 (TBA)	(62,885,871)
	TOTAL TBA SALES COMMITMENTS (Proceeds $107,351,078)	$(107,415,913)

	OTHER ASSETS AND LIABILITIES — 1.8%	$144,768,926
	net assets — 100.0%	$8,096,133,510

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
IBOR	Interbank Offered Rate.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2572

Schedule of Investments  |  12/31/25
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $4,196,512,145, or 51.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2025.
(f)	Security is in default.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Issued as participation notes.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	7/1/2021	$326,564	$102,400
Alturas Re 2022-2	1/6/2022	—	14,779
Gleneagles Re 2022	1/18/2022	1,156,930	354,000
Integrity Re	5/9/2022	1,237,756	618,878
Long Point Re IV	5/13/2022	3,500,000	3,522,750
Matterhorn Re	6/5/2020	234,532	208,910
Merion Re 2022-2	2/22/2022	2,872,427	2,664,800
Sanders Re III	3/22/2022	3,000,000	3,015,000
Thopas Re 2022	2/7/2022	—	—
73Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25

Restricted Securities	Acquisition date	Cost	Value
Torrey Pines Re	5/17/2024	$500,000	$522,800
Torrey Pines Re	5/17/2024	250,000	260,550
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Total Restricted Securities			$11,284,867
% of Net assets			0.1%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1	U.S. 2 Year Note (CBT)	3/31/26	$208,940	$208,789	$(151)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
133	U.S. 10 Year Ultra Bond (CBT)	3/20/26	$(15,395,448)	$(15,297,079)	$98,369
113	U.S. Long Bond (CBT)	3/20/26	(13,210,699)	(13,062,093)	148,606
			$(28,606,147)	$(28,359,172)	$246,975
TOTAL FUTURES CONTRACTS			$(28,397,207)	$(28,150,383)	$246,824
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/2574

Schedule of Investments  |  12/31/25
(unaudited) (continued)
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$156,274,032	$—	$156,274,032
Asset Backed Securities	—	2,011,373,571	—	2,011,373,571
Collateralized Mortgage Obligations	—	770,170,416	—	770,170,416
Commercial Mortgage-Backed Securities	—	849,368,580	—	849,368,580
Corporate Bonds	—	2,656,920,667	—	2,656,920,667
Insurance-Linked Securities
Event Linked Bonds
Reinsurance Sidecars
Multiperil – Worldwide	—	—	3,135,979	3,135,979
All Other Insurance-Linked Securities	—	8,148,888	—	8,148,888
Foreign Government Bond	—	25,280,758	—	25,280,758
U.S. Government and Agency Obligations	—	470,875,378	—	470,875,378
Repurchase Agreements	—	615,880,000	—	615,880,000
Commercial Paper	—	399,165,311	—	399,165,311
Open-End Fund	92,186,917	—	—	92,186,917
Total Investments in Securities	$92,186,917	$7,963,457,601	$3,135,979	$8,058,780,497
Liabilities
TBA Sales Commitments	$—	$(107,415,913)	$—	$(107,415,913)
Total Liabilities	$—	$(107,415,913)	$—	$(107,415,913)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$246,824	$—	$—	$246,824
Total Other Financial Instruments	$246,824	$—	$—	$246,824
During the period ended December 31, 2025, there were no transfers in or out of Level 3.
75Victory Pioneer Multi-Asset Ultrashort Income Fund | 12/31/25